                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-3696

Exact name of registrant as specified
in charter:                                 Tax-Exempt Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   May 31, 2004

Item 1 -- Reports to Stockholders

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND(R)
EST. 1970

ANNUAL REPORT

RESERVE TAX-EXEMPT TRUST

 INTERSTATE TAX-EXEMPT FUND

 CALIFORNIA TAX-EXEMPT FUND

 CONNECTICUT TAX-EXEMPT FUND

 FLORIDA TAX-EXEMPT FUND

 MASSACHUSETTS TAX-EXEMPT FUND

 MICHIGAN TAX-EXEMPT FUND

 NEW JERSEY TAX-EXEMPT FUND

 OHIO TAX-EXEMPT FUND

 PENNSYLVANIA TAX-EXEMPT FUND

 VIRGINIA TAX-EXEMPT FUND

RESERVE NEW YORK TAX-EXEMPT TRUST

 NEW YORK TAX-EXEMPT FUND

RESERVE MUNICIPAL MONEY-MARKET TRUST

 LOUISIANA MUNICIPAL MONEY-MARKET FUND

 MINNESOTA MUNICIPAL MONEY-MARKET FUND

MAY 31, 2004


[THE RESERVE FUNDS(R) LOGO]

"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/ANNUAL 05/04

[PHOTO OF BRUCE BENT]
Bruce Bent
CHAIRMAN & CEO,
The Reserve Funds                                                  July 30, 2004

Dear Investor,

          For over thirty years, Reserve has focused on its responsibility as the guardian of our clients' cash. We work under the premise that the balances we hold for you are in Reserve/reserve....for your next investment, to pay a bill, as your working capital, or just-in-case. Life in general has become more complex and with it our corporate and individual lives. Substantially more has been demanded of Reserve as your cash manager, and we have successfully anticipated these requirements. Over the past four calendar years, our compounded annual growth rate for cash we oversee is 40%. For the first five months of 2004 we grew by 27% or $6 billion to a total of over $30 billion. Your confidence in Reserve is duly appreciated and reinforces our commitment to safety, liquidity, and a reasonable rate of return.

          Over the past twelve months, Reserve has remained true to that commitment. We have structured our portfolios to respond to prevailing market conditions in a way that allows our clients to take advantage of new investment opportunities. It has not always been easy; talk of rising inflation, increasing interest rates and a lack of sustainable job growth kept the markets in check. But with proper analyses and strategies we positioned our funds effectively, adding value to our clients' portfolios.

          From a portfolio structure standpoint, we prepared for a rising rate environment. Our taxable portfolios were structured to carry a higher allocation of securities with short maturities (one-month or less) and a higher allocation of securities in the one-year maturity range. These securities allow the portfolio to participate in the current rising rate environment, while achieving stability of principal and liquidity.

          Reserve's tax-exempt portfolios are also well-positioned to take advantage of opportunities in the rising interest rate environment. While there may be little incremental value in securities with longer maturities now, Reserve would expect that to change for tax-exempt securities as issuers may look to issue debt at interest rate levels that are still historically low. We may also see some state and local governments issue debt to meet their needs with a yield premium to compensate investors for the additional risk that comes with longer maturities.

          On the broader front, my belief is that interest rates will continue to send the markets sideways, and we may see more uncertainty as we move closer to the November presidential election. But there is no doubt that we are seeing a stronger commitment by consumers and businesses and it is the participation of both that is now driving the economy.

          We will continue to serve your interests in all that we do -- providing a return with a high degree of safety and liquidity for the cash that you have entrusted to us. Thank you for your continued confidence in Reserve.


Bruce Bent
Chairman & CEO

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

  PRINCIPAL                                                                                                              VALUE
   AMOUNT                                                                                                               (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--99.3%

               ARIZONA--3.5%
$  5,100,000   Apache County IDA for Tucson Electric Power Co., 1.08%, 12/15/18(a)                                   $    5,100,000
   2,000,000   Apache County IDA for Tucson Electric Power Co., 1.13%, 12/1/20(a)                                         2,000,000
   1,000,000   Arizona HCF for Royal Oaks, 1.07%, 3/1/27(a)                                                               1,000,000
   1,000,000   Phoenix IDR for Del Mar Terrace, 1.06%, 10/1/29(a)                                                         1,000,000
   3,400,000   Pima County IDA for Tucson Electric Power Co., Series A, 1.08%, 12/1/22(a)                                 3,400,000
   1,000,000   Yuma IDA for El Encanto Apt., MFH, 1.07%, 4/15/33(a)                                                       1,000,000
                                                                                                                     --------------
                                                                                                                         13,500,000
                                                                                                                     --------------

               CALIFORNIA--8.3%
   4,000,000   California Statewide CDA for Riverside, TAN, Series A-3, 2.00%, 6/30/04                                    4,003,287
   6,400,000   California Statewide for Covenant Retirement Community, 1.06%, 12/1/25(a)                                  6,400,000
   6,900,000   California Water Supply, Series C9, 1.08%, 5/1/22(a)                                                       6,900,000
   1,100,000   Contra Costa County MFH for Delta Square Apartments, 1.06%, 10/15/29(a)                                    1,100,000
   1,000,000   Irvine Ranch Water District, 1.07%, 10/1/05(a)                                                             1,000,000
   2,000,000   Irvine Ranch Water District, 1.07%, 8/1/16(a)                                                              2,000,000
   6,000,000   Orange County HDC for the Lakes, Series A, 1.06%, 12/1/06(a)                                               6,000,000
     500,000   Riverside CFD, Special Tax # 88-4, 1.11%, 9/1/14(a)                                                          500,000
     169,753   Santa Ana USD, 1.06%, 7/1/15(a)                                                                              169,753
   4,300,000   Stockton HCF for Dameron Hosp., Series A, 1.07%, 12/1/32(a)                                                4,300,000
                                                                                                                     --------------
                                                                                                                         32,373,040
                                                                                                                     --------------

               COLORADO--0.9%
     700,000   Arapahoe County for Sratford State, 1.07%, 11/1/17(a)                                                        700,000
     600,000   Broomfield IDA for Buckeye Investments, 1.12%, 12/1/09(a)                                                    600,000
   1,100,000   Colorado ECFA for YMCA Metropolitan Denver, 1.09%, 7/1/18(a)                                               1,100,000
   1,000,000   Colorado Education Authority for Denver Art Museum, 1.09%, 1/1/33(a)                                       1,000,000
                                                                                                                     --------------
                                                                                                                          3,400,000
                                                                                                                     --------------

               CONNECTICUT--3.0%
     390,000   Connecticut DAR for Pierce Memorial Baptist, 1.04%, 10/1/28(a)                                               390,000
   1,260,000   Connecticut DAR for Independent Living, 1.05%, 7/1/15(a)                                                   1,260,000
     400,000   Connecticut HEFA for Klingberg Family Center, 1.07%, 7/1/32(a)                                               400,000
     300,000   Connecticut HEFA for Middlesex Hospital, Series J, 1.03%, 7/1/26(a)                                          300,000
   1,500,000   Connecticut HEFA for Raphael Hospital, Series J, 0.98%, 7/1/22(a)                                          1,500,000
   1,200,000   Connecticut HEFA for Hotchkiss School, Series A, 1.01%, 7/1/30(a)                                          1,200,000
     450,000   Connecticut HEFA for United Methodist Homes, Series A, 1.03%, 7/1/31(a)                                      450,000
     200,000   Connecticut HFA, Series D-3, 1.06%, 5/15/18(a)                                                               200,000
     200,000   Connecticut Special Tax for Transportation Infrastructure, Series 1, 1.08%, 9/1/20(a)                        200,000
   2,100,000   Connecticut State GO, Series 1A, 1.11%, 2/15/21(a)                                                         2,100,000
     800,000   Connecticut State GO, Series 97B, 1.07%, 5/15/14(a)                                                          800,000
   1,650,000   Connecticut State GO, Series B, 2.00%, 6/1/04                                                              1,650,000
     500,000   North Canaan HFA for Geer Woods, 1.03%, 8/1/31(a)                                                            500,000
     885,000   Shelton County HFA for Crosby Commons, 1.08%, 1/1/31(a)                                                      885,000
                                                                                                                     --------------
                                                                                                                         11,835,000
                                                                                                                     --------------

               DISTRICT OF COLUMBIA--0.3%
   1,000,000   District of Columbia GO, Series D-2, 1.10%, 6/1/26(a)                                                      1,000,000
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               FLORIDA--3.5%
$  1,200,000   Alachua County HFA for Oak Hammock University, 1.09%, 10/1/32(a)                                      $    1,200,000
     210,000   Broward County HFA for Jacaranda Village Apartments, 1.08%, 9/1/22(a)                                        210,000
     200,000   Broward County HFA for Multi-Family Margate, 1.08%, 11/1/05(a)                                               200,000
     500,000   Collier County for Cleveland Health Clinic Series C-1, 1.08%, 1/1/35(a)                                      500,000
     300,000   Duval County HFA for Lighthouse Bay Apartments, 1.07%, 12/1/32(a)                                            300,000
   3,230,000   Florida State Education System for University Improvement, 4.00%, 7/1/04(b)                                3,238,029
   1,100,000   Lakeland Energy System Revenue, 1.05%, 10/1/37(a)                                                          1,100,000
     200,000   Lee County IDA HFA for Cypress Cove Healthpark, Series B, 1.09%, 10/1/07(a)                                  200,000
   2,210,000   Manatee County PCR for Florida Power & Light Co., 1.10%, 9/1/24(a)                                         2,210,000
   1,405,000   Orange County for YMCA, Series A, 1.12%, 5/1/27(a)                                                         1,405,000
     500,000   Palm Beach County for Norton Gallery School of Art, 1.07%, 5/1/30(a)                                         500,000
     300,000   Palm Beach County for Raymond F Kravis Center, 1.03%, 7/1/32(a)                                              300,000
     200,000   Pinellas County HFA for Foxbridge Apartments, 1.02%, 6/15/25(a)                                              200,000
     300,000   Port Orange for Palmer College, 1.07%, 10/1/32(a)                                                            300,000
   1,000,000   Putnam County Dev. Auth. PCR for Florida Power & Light Co., 1.10%, 9/1/24(a)                               1,000,000
     500,000   Sarasota County HFA for Bay Village, 1.12%, 12/1/23(a)                                                       500,000
     165,000   Volusia County IDR for Easter Seal Society of Volusia, 1.17%, 9/1/21(a)                                      165,000
                                                                                                                     --------------
                                                                                                                         13,528,029
                                                                                                                     --------------
               GEORGIA--0.3%
   1,248,493   Georgia Muni Assoc. Pool Bd. COP, 1.10%, 12/15/20(a)                                                       1,248,493
                                                                                                                     --------------
               HAWAII--3.0%
  11,700,000   Honolulu City & County GO, Series 2001C, 1.18%, 12/1/13(b)                                                11,700,000
                                                                                                                     --------------
               IOWA--0.3%
   1,000,000   Des Moines HRB for Iowa Methodist Medical Center, 1.08%, 8/1/15(a)                                         1,000,000
                                                                                                                     --------------
               ILLINOIS--3.9%
   1,000,000   Chicago WSR, 1.06%, 11/1/30(a)                                                                             1,000,000
   3,000,000   Illinois DFA for Jewish Council Youth Services, 1.16%, 9/1/28(a)                                           3,000,000
   5,000,000   Illinois DFA for Learn Charter School, 1.16%, 9/1/33(a)                                                    5,000,000
     700,000   Illinois DFA for WBEZ Alliance, 1.07%, 3/1/29(a)                                                             700,000
   2,600,000   Illinois HCF for Memorial Health Systems, 1.14%, 10/1/22(a)                                                2,600,000
   1,700,000   McCook County for Saint Andrews, 1.12%, 12/1/21(a)                                                         1,700,000
   1,265,000   Streamwood for Olde Church Centre, 1.15%, 12/1/14(a)                                                       1,265,000
                                                                                                                     --------------
                                                                                                                         15,265,000
                                                                                                                     --------------
               INDIANA--0.5%
   1,500,000   Logansport EDA for Modine Manufacturing Co., 1.27%, 1/1/08(a)                                              1,500,000
     500,000   Marshall County EDA for Culver Foundation, 1.10%, 1/1/35(a)                                                  500,000
                                                                                                                     --------------
                                                                                                                          2,000,000
                                                                                                                     --------------
               KENTUCKY--1.8%
   2,000,000   Ashland PCR for Ashland Oil, 1.03%, 4/1/09(a)                                                              2,000,000
   4,900,000   Lexington Fayette Educational Building Revenue, 1.08%, 9/1/22(a)                                           4,900,000
                                                                                                                     --------------
                                                                                                                          6,900,000
                                                                                                                     --------------
               LOUISIANA--3.8%
   1,721,000   East Baton Rouge for Rhone-Poulenc Inc., 1.09%, 12/1/11(a)                                                 1,721,000
     991,000   Lake Charles District Revenue for Conoco, Series A, 1.07%, 9/1/29(a)                                         991,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               LOUISIANA (CONTINUED)
$    986,000   Lake Charles HRB & Term. District Revenue for Citgo Corp., 1.07%, 8/1/07(a)                           $      986,000
      84,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC Series A, 1.08%, 9/1/14(a)                    84,000
   4,537,000   Louisiana PFA for Equip. & Capital Facilities, 1.16%, 7/1/28(a)                                            4,537,000
      11,000   Louisiana PFA for Kenner Hotel Ltd., 1.09%, 12/1/15(a)                                                        11,000
      92,000   Louisiana PFA, Multi-family, 1.09%, 6/15/31(a)                                                                92,000
   1,391,000   Louisiana University for Agriculture & Mechanical College, 1.08%, 7/1/30(a)                                1,391,000
   4,991,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.06%, 7/1/18(a)                         4,991,000
      91,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.08%, 7/1/21(a)                            91,000
                                                                                                                     --------------
                                                                                                                         14,895,000
                                                                                                                     --------------
               MASSACHUSETTS--7.6%
     885,000   Massachusetts DFA for Bedford Notre Dame Health Care, 1.15%, 10/1/29(a)                                      885,000
     200,000   Massachusetts DFA for Jewish High School, 1.08%, 6/1/32(a)                                                   200,000
     455,000   Massachusetts DFA for Smith College, 1.06%, 7/1/24(a)                                                        455,000
     400,000   Massachusetts DFA IDR for Ocean Spray Cranberries, 1.04%, 10/15/11(a)                                        400,000
     800,000   Massachusetts GO, Series 97-B, 1.05%, 9/1/16(a)                                                              800,000
     200,000   Massachusetts HEFA for Becker College, Series A-2, 1.09%, 7/1/09(a)                                          200,000
     100,000   Massachusetts HEFA for Berklee College of Music, Series D, 0.95%, 10/1/27(a)                                 100,000
   4,700,000   Massachusetts HEFA for Capital Asset Program, Series E, 1.08%, 1/1/35(a)                                   4,700,000
     300,000   Massachusetts HEFA for Harvard University, Series Y, 1.00%, 7/1/35(a)                                        300,000
     200,000   Massachusetts HEFA for MIT, Series J-2, 1.00%, 7/1/31(a)                                                     200,000
   4,700,000   Massachusetts HEFA for University of Massachusetts, Series A, 1.06%, 11/1/30(a)                            4,700,000
     200,000   Massachusetts HEFA for Williams College, Series E, 1.06%, 8/1/14(a)                                          200,000
     300,000   Massachusetts HFA for Multifamily Housing, 1.06%, 1/15/10(a)                                                 300,000
     130,000   Massachusetts IFA for Lowell Mills Association, Series 95, 1.09%, 12/1/20(a)                                 130,000
     150,000   Massachusetts WRA, Series 99-B, 1.04%, 8/1/28(a)                                                             150,000
   4,400,000   Massachusetts WRA, Series B, 1.06%, 4/1/28(a)                                                              4,400,000
   1,000,000   Massachusetts WRA, Series B, 1.06%, 8/1/37(a)                                                              1,000,000
   1,100,000   Massachusetts WRA, Series C, 1.06%, 8/1/37(a)                                                              1,100,000
     100,000   Massachusetts WRA, Series D, 1.08%, 8/1/17(a)                                                                100,000
   9,200,000   Woburn BAN, 1.75%, 6/11/04(b)                                                                              9,201,959
                                                                                                                     --------------
                                                                                                                         29,521,959
                                                                                                                     --------------
               MARYLAND--4.6%
   1,000,000   Anne Arundel County Multi-family Rev. for Mill Pond Apt., 0.96%, 10/1/33(a)                                1,000,000
   1,000,000   Baltimore Housing for Spring Hill, 1.06%, 9/20/28(a)                                                       1,000,000
   1,000,000   Baltimore IDA City Council, 1.08%, 8/1/16(a)                                                               1,000,000
     820,000   Elkton Rev. for Highway Sevice Ventures, 1.10%, 11/1/14(a)                                                   820,000
   4,000,000   Howard County for Vantage House Facility, Series A, 1.07% 6/1/32(a)                                        4,000,000
   1,200,000   Howard County Multi-Family for Sherwood Crossing Apt., 1.07% 7/15/33(a)                                    1,200,000
   1,300,000   Maryland HEFA Pooled Loan Program, Series 1985, 1.05%, 4/1/35(a)                                           1,300,000
   1,390,000   Maryland HEFA Pooled Loan Program, Series D, 1.07%, 1/1/29(a)                                              1,390,000
   1,000,000   Maryland State Health & Higher Education for Carnegie Institute, 1.06%, 10/1/37(a)                         1,000,000
   1,975,000   Maryland State Health & Higher Education for Trinity College, 1.07%, 11/1/26(a)                            1,975,000
   2,000,000   Maryland State Trans. Auth. for Baltimore/Washington Airport, Series A, 1.05%, 7/1/13(a)                   2,000,000
   1,000,000   Montgomery County EDA for Riderwood Village Inc., 1.10%, 3/1/34(a)                                         1,000,000
                                                                                                                     --------------
                                                                                                                         17,685,000
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               MICHIGAN--6.4%
$    253,000   Detroit EDC for Water Front Recreation, Series A, 1.07%, 5/1/09(a)                                    $      253,000
     205,000   Garden City Hospital Finance Authority, Series 96A, 1.11%, 9/1/26(a)                                         205,000
     280,000   Gaylord Hospital for Otsego Memorial Hospital, 1.08%, 12/1/26(a)                                             280,000
   2,300,000   Green Lake Township EDA for Interlocken Center, 1.07%, 6/1/27(a)                                           2,300,000
   1,200,000   Jackson County EDC for Thrifty Leoni Inc., 1.07%, 12/1/14(a)                                               1,200,000
     300,000   Jackson County EDC for Vista Grande Villa, Series A, 1.09%, 11/1/31(a)                                       300,000
   3,750,000   Michigan HDA for Berrien Woods, Series A, 1.18%, 7/1/32(a)                                                 3,750,000
     500,000   Michigan HDA for Parks of Taylor Apt., Series A, 1.07%, 8/15/32(a)                                           500,000
     500,000   Michigan HDA for Pine Ridge Obligation Ltd., 1.07%, 10/1/07(a)                                               500,000
     100,000   Michigan HDA for United Jewish Foundation, 1.10%, 6/1/25(a)                                                  100,000
     100,000   Michigan HDA, Series B, 1.05%, 4/1/19(a)                                                                     100,000
   3,300,000   Michigan Municipal Bond Authority, RAW, 1.75%, 8/25/04                                                     3,305,562
   2,700,000   Michigan Municipal Bond Authority, RAW, Series 2003B1-2, 2.00%, 8/23/04(b)                                 2,705,713
   2,700,000   Michigan State GO, 2.00%, 9/30/04                                                                          2,709,039
     500,000   Michigan Strategic Fund for Clark Retirement Community, 1.07%, 6/1/31(a)                                     500,000
   4,800,000   Michigan Strategic Fund for Henry Ford Museum Village, 1.10%, 12/1/33(a)                                   4,800,000
     270,000   Michigan Strategic Fund for Peachwood Center Association, 1.07%, 6/1/16(a)                                   270,000
     300,000   Oakland University, 1.08%, 3/1/31(a)                                                                         300,000
     600,000   Woodhaven Brownstown School District, Series B, 1.50%, 5/1/34(a)                                             600,862
                                                                                                                     --------------
                                                                                                                         24,679,176
                                                                                                                     --------------
               MINNESOTA--3.4%
     145,000   Andover Senior Housing for Presbyterian Homes, 1.07%, 11/15/33(a)                                            145,000
     400,000   Arden Hills Housing HCF for Presbyterian Homes, 1.14%, 9/1/29(a)                                             400,000
     372,000   Brooklyn Center for Brookdale Corp., Series II, 1.14%, 12/1/14(a)                                            372,000
     445,000   Burnsville IDA for Super Value Stores, 1.27%, 12/1/13(a)                                                     445,000
     975,000   Cohasset for Minnesota Power & Light, 1.09%, 6/1/13(a)                                                       975,000
   2,615,000   Duluth Tax for Lake Superior Paper, 1.06%, 9/1/10(a)                                                       2,615,000
     235,000   Hennepin County, Series B, 0.94%, 12/1/20(a)                                                                 235,000
     545,000   Hennepin County, Series C, 0.94%, 12/1/10(a)                                                                 545,000
     972,000   Mankato Multi-family Revenue for Highland Park, 1.14%, 5/1/27(a)                                             972,000
      10,000   Mankato Revenue for Bethany Lutheran College, 1.14%, 11/1/15(a)                                               10,000
   1,370,000   Minneapolis for Seven Corners, 1.04%, 11/1/31(a)                                                           1,370,000
   1,600,000   Minnesota HEFA for St. Olaf College, Series 5-H, 1.09%, 10/1/30(a)                                         1,600,000
     731,000   Minnesota HEFA for St. Olaf College, Series 5-M1, 1.09%, 10/1/32(a)                                          731,000
     272,000   Regents University, Series A, 1.11%, 7/1/08(a)                                                               272,000
     180,000   Roseville Commercial Development for Berger Transfer & Storage, 1.04%, 12/1/15(a)                            180,000
   1,165,000   Roseville Private School Facility Revenue for Northwestern College, 1.14%, 11/1/22(a)                      1,165,000
      45,000   St. Louis Park Revenue for Catholic Finance Corp., 1.10%, 10/1/25(a)                                          45,000
      82,000   St. Paul Housing & Redev. Authority District Heating Revenue, 1.07%, 12/1/12(a)                               82,000
     945,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.07%, 10/1/33(a)                                945,000
                                                                                                                     --------------
                                                                                                                         13,104,000
                                                                                                                     --------------
               MISSOURI--0.1%
     255,000   Platte County IDR for Platte Care Facility, 1.42%, 10/1/10(a)                                                255,000
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               NEBRASKA--0.1%
$    390,000   Buffalo County GO, Series 85, 1.21%, 2/1/15(a)                                                        $      390,000
                                                                                                                     --------------
               NEW HAMPSHIRE--0.9%
   3,360,000   New Hampshire HEFA for Exeter Hospital, Series B, 1.08%, 10/1/23(a)                                        3,360,000
                                                                                                                     --------------
               NEW JERSEY--5.1%
     750,000   Atlantic County Pooled Government Loan Program, 1.06%, 7/1/26(a)                                             750,000
     100,000   Jersey City IDA for Dixon Mills Apartments, 1.06%, 5/15/30(a)                                                100,000
   1,200,000   New Jersey EDA for Bayonne Dock, 1.06%, 12/1/27(a)                                                         1,200,000
     100,000   New Jersey EDA for Catholic Community Services, 1.13%, 11/1/13(a)                                            100,000
     305,000   New Jersey EDA for Church & Dwight, 1.06%, 12/1/08(a)                                                        305,000
     200,000   New Jersey EDA for Crowley Liner, 1.04%, 4/1/13(a)                                                           200,000
     600,000   New Jersey EDA for El Dorado Terminals, 1.06%, 12/1/21(a)                                                    600,000
     400,000   New Jersey EDA for Foreign Trade, Series 98, 1.10%, 12/1/07(a)                                               400,000
     800,000   New Jersey EDA for Geriatrics Services Housing., 1.04%, 11/1/31(a)                                           800,000
   1,105,000   New Jersey EDA for RJB Associates, ERN, 1.00%, 8/1/08(a)                                                   1,105,000
   1,200,000   New Jersey for Hospital Capital Asset, Series C, 1.08%, 7/1/35(a)                                          1,200,000
     480,000   New Jersey for Saint Barnabas, Series 2001A, 1.04%, 7/1/31(a)                                                480,000
     200,000   New Jersey Sports Expo Authority, Series C, 1.06%, 9/1/24(a)                                                 200,000
   7,000,000   New Jersey State TRAN, Series 2004-A, 2.00%, 6/25/04                                                       7,004,823
   1,750,000   New Jersey Turnpike Authority, Series 91-D, 1.02%, 1/1/18(a)                                               1,750,000
   3,600,000   New Jersey Turnpike Authority, Series C-1, 1.04%, 1/1/24(a)                                                3,600,000
     200,000   Port Authority of New York & New Jersey Special Obligation Revenue, 1.10%, 8/1/24(a)                         200,000
                                                                                                                     --------------
                                                                                                                         19,994,823
                                                                                                                     --------------
               NEW YORK--12.2%
     200,000   Franklin County IDA Civic Facility for Trudeau Institute, 1.07%, 12/1/20(a)                                  200,000
   2,600,000   Guilderland IDA for Eastern Industrial Park, 1.07%, 12/1/08(a)                                             2,600,000
   1,450,000   Long Island Power Authority New York Electric System Revenue, Series 3-B, 1.08%, 5/1/33(a)                 1,450,000
   2,000,000   New York City Cultural Revenue for Alvin Ailey Dance Foundation, 0.99%, 7/1/33(a)                          2,000,000
   4,650,000   New York City GO, Series A4, 1.08%, 8/1/22(a)                                                              4,650,000
   8,200,000   New York City GO, Series C4, 1.05%, 8/1/20(a)                                                              8,200,000
   1,600,000   New York City GO, Series F4, 1.06%, 2/15/20(a)                                                             1,600,000
   4,945,000   New York City GO, Series H2, 1.05%, 8/1/10(a)                                                              4,945,000
   7,600,000   New York City HDC for Monterey, Series A, 1.06%, 11/15/19(a)                                               7,600,000
   6,400,000   New York City LGAC, Series B, C, D & F, 1.02 - 1.05%, 4/1/25(a)                                            6,400,000
     200,000   New York City MWFA WSR, Series A, 1.08%, 6/15/25(a)                                                          200,000
     600,000   New York City MWFA WSR, Series C-1, 1.09%, 6/15/18(a)                                                        600,000
   1,255,000   New York State HFA for 10 Liberty Street, 1.06%, 11/1/35(a)                                                1,255,000
     900,000   New York State HFA for Bleecker Terrace Apt., 1.10%, 7/1/15(a)                                               900,000
   1,300,000   New York State HFA for Liberty View, Series A, 1.06%, 11/15/19(a)                                          1,300,000
   3,050,000   New York State HFA, Series C, 1.06%, 3/15/26(a)                                                            3,050,000
     400,000   Yonkers IDA Civic Facility for Consumers Union, 1.07%, 7/1/21(a)                                             400,000
                                                                                                                     --------------
                                                                                                                         47,350,000
                                                                                                                     --------------
               NORTH CAROLINA--0.5%
     900,000   North Carolina EFA for Cardinal Gibbons, 1.07%, 8/1/14(a)                                                    900,000
   1,100,000   North Carolina Medical Care Community for Stanley Total Living Center, 1.12%, 4/1/18(a)                    1,100,000
                                                                                                                     --------------
                                                                                                                          2,000,000
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               OHIO--8.1%
$    500,000   Butler County Healthcare Facility for Lifesphere, 1.07%, 5/1/27(a)                                    $      500,000
     700,000   Centerville Health for Bethany Lutheran, 1.11%, 5/1/08(a)                                                    700,000
     500,000   Cleveland Airport System Revenue, Series C, 1.05%, 1/1/31(a)                                                 500,000
     500,000   Clinton County Airport for Wilmington Air Park, Inc., 1.07%, 6/1/11(a)                                       500,000
   2,400,000   Columbus Tax Increment for Brewery District, Series B, 1.07%, 8/1/22(a)                                    2,400,000
     100,000   Columbus Tax Increment for Lyra Gemini Polaris, 1.10%, 8/1/11(a)                                             100,000
   2,500,000   Cuyahoga County for Cleveland Health Education Museum, 1.09%, 3/1/32(a)                                    2,500,000
   4,000,000   Cuyahoga County EDA for Cleveland Botanical Gardens, 1.11%, 7/1/31(a)                                      4,000,000
     450,000   Cuyahoga County for Cleveland Clinic Health B-1, 1.08%, 1/1/35(a)                                            450,000
     500,000   Cuyahoga County HCF for Devon Oaks, 1.07%, 2/1/34(a)                                                         500,000
   3,700,000   Evandale County IDR for SHV Realty, Inc., 1.08%, 9/1/15(a)                                                 3,700,000
     900,000   Franklin County Community Network, 1.08%, 12/1/20(a)                                                         900,000
     325,000   Greene County IDA for Fairview Extended-B, 1.07%, 1/01/11(a)                                                 325,000
   1,900,000   Hamilton County HRB, 1.06%, 1/1/22(a)                                                                      1,900,000
     955,000   Indian Hill EDA for Cincinnati Country Day School, 1.10%, 5/1/19(a)                                          955,000
     345,000   Kent State University Revenue, 1.08%, 5/1/31(a)                                                              345,000
   1,500,000   Licking County for HCF, 1.07%, 11/1/33(a)                                                                  1,500,000
     380,000   Lucas County for Toledo, 1.09%, 10/1/05(a)                                                                   380,000
   1,765,000   Middleburgh Heights for Southwest General Hospital, 1.11%, 8/15/22(a)                                      1,765,000
   1,000,000   Ohio Air Quality DAR for Columbus Southern, Series C, 1.07%, 12/1/38(a)                                    1,000,000
     100,000   Ohio Air Quality DAR for Ohio Edison, Series A, 1.06%, 2/1/14(a)                                             100,000
   1,200,000   Ohio Air Quality DAR for Ohio Edison, Series C, 1.08%, 6/1/23(a)                                           1,200,000
   2,000,000   Ohio Higher EFA for Ashland University, 1.11%, 9/1/24(a)                                                   2,000,000
     900,000   Ohio WDA PCR for Cleveland Electric, Series B, 1.07%, 8/1/20(a)                                              900,000
     475,000   Ottawa County HRB for Luther Home of Mercy, 1.19%, 10/1/17(a)                                                475,000
   1,165,000   Stark County Port Authority HCF for Canton School, 1.19%, 2/1/27(a)                                        1,165,000
     500,000   Toledo City Services Special Assessment, 1.08%, 12/1/06(a)                                                   500,000
                                                                                                                     --------------
                                                                                                                         31,260,000
                                                                                                                     --------------
               OKLAHOMA--0.1%
     500,000   Oklahoma City for Christian College, 1.22%, 7/1/15(a)                                                        500,000
                                                                                                                     --------------
               OREGON--0.1%
     500,000   Portland MFH for South Park, 1.07%, 12/1/11(a)                                                               500,000
                                                                                                                     --------------
               PENNSYLVANIA--7.7%
     100,000   Allegheny HDA for Dialysis Clinic, 1.07%, 12/1/19(a)                                                         100,000
     485,000   Allegheny HDA for Presbyterian University Hospital, 1.10%, 3/1/18(a)                                         485,000
   1,525,000   Bucks County IDA, 1.07%, 5/1/33(a)                                                                         1,525,000
   1,000,000   Bucks County IDA, 1.08%, 7/1/15(a)                                                                         1,000,000
     659,000   Chartiers Valley IDA for 1133 Penn Ave Associates, A, 1.07%, 8/1/07(a)                                       659,000
     800,000   Chester County HEFA for Simpson Meadows, 1.09%, 10/1/30(a)                                                   800,000
   1,575,000   Chester County IDA for Archdiocese of Philadelphia, 1.10%, 7/1/31(a)                                       1,575,000
   1,350,000   Delaware County IDR for Sun, Inc., 1.07%, 11/1/33(a)                                                       1,350,000
     100,000   Delaware Valley Finance Authority, Series A, 1.05%, 12/1/17(a)                                               100,000
   2,900,000   Delaware Valley Finance Authority, Series B, 1.05%, 12/1/20(a)                                             2,900,000
   1,000,000   Emmaus General Authority Revenue, 1.07%, 12/1/28(a)                                                        1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               PENNSYLVANIA (CONTINUED)
$  1,000,000   Emmaus General Authority Revenue, Series G-18, 1.10%, 3/1/24(a)                                       $    1,000,000
     510,000   Lancaster County HRB for Brethren Village, 1.11%, 6/15/20(a)                                                 510,000
   2,385,000   Lawrence County for Villa Maria, 1.09%, 7/1/33(a)                                                          2,385,000
   1,075,000   Lebanon County HCF for ECC Retirement Village, 1.11%, 10/15/25(a)                                          1,075,000
   3,200,000   Lehigh County IDA, 1.08%, 12/1/15(a)                                                                       3,200,000
     100,000   Montgomery County for Forge Gate Apartments, Series A, 1.06%, 8/15/31(a)                                     100,000
     500,000   Montgomery County for Higher Ed. William Penn Charter, 1.11%, 9/15/31(a)                                     500,000
     745,000   Pennnsylvania HEFA for Temple University, 1.08%, 10/1/09(a)                                                  745,000
     910,000   Philadelphia IDR for Interim House West, 1.17%, 9/1/26(a)                                                    910,000
   4,000,000   Schuylkill County IDA for Northeastern Power, 1.08%, 12/1/22(a)                                            4,000,000
     770,000   Scranton-Lackawanna HWA for University of Scranton, 1.10%, 5/1/18(a)                                         770,000
   3,315,000   Wilkens Area IDA for Fairview Extended Care, Series B, 1.07%, 1/1/21(a)                                    3,315,000
                                                                                                                     --------------
                                                                                                                         30,004,000
                                                                                                                     --------------
               PUERTO RICO--0.2%
      10,000   Puerto Rico Government Development Bank, 0.97%, 12/1/15(a)                                                    10,000
     758,000   Puerto Rico Highway & Transportation Authority, Series A, 1.06%, 7/1/28(a)                                   758,000
                                                                                                                     --------------
                                                                                                                            768,000
                                                                                                                     --------------
               TENNESSEE--0.6%
     695,000   Chattanooga IDA for Baylor School, 1.07%, 11/1/16(a)                                                         695,000
   1,770,000   Metropolitan Government Nashville & Davidson County IDA for YMCA, 1.07%, 12/1/18(a)                        1,770,000
                                                                                                                     --------------
                                                                                                                          2,465,000
                                                                                                                     --------------
               TEXAS--3.4%
  13,200,000   Harris County IDA for Baytank Houston, Inc., 1.06%, 2/1/20(a)                                             13,200,000
                                                                                                                     --------------
               UTAH--0.5%
   2,000,000   Utah Transit Authority Sales Tax Revenue, Series B, 1.06%, 9/1/32(a)                                       2,000,000
                                                                                                                     --------------
               VIRGINIA--4.3%
     435,000   Alexandria County IDA Pooled Loan, Series A, 1.07%, 7/1/26(a)                                                435,000
     600,000   Alexandria Redev. HFA for Residential Care, Series B, 1.02%, 10/1/06(a)                                      600,000
   1,000,000   Arlington County for Ballston Public Parking, 1.07%, 8/1/17(a)                                             1,000,000
     495,000   Charlottesville IDA for Seminole, Series B, 1.10%, 12/1/13(a)                                                495,000
     400,000   Chesapeake County IDA for Cheaspeake General Hospital, Series B, 1.11%, 7/1/31(a)                            400,000
     225,000   Falls Church Public School, 2.00%, 8/1/04(b)                                                                 225,387
     960,000   Hampton County MFH for Shoreline Apartments, 1.07%, 12/1/19(a)                                               960,000
     675,000   Hampton County MFH for Avalon Apartments, 1.05%, 6/15/26(a)                                                  675,000
     100,000   Hanover County IDA for Covenent Woods, 1.10%, 7/1/29(a)                                                      100,000
     350,000   Henrico County EDA for Westminster Centerbury, Series B, 1.07%, 7/1/08(a)                                    350,000
     700,000   James City County IDA for Chambrel, 1.07%, 11/15/32(a)                                                       700,000
   1,505,000   Loudoun County IDA for Falcons Landing, 1.05%, 11/1/28(a)                                                  1,505,000
   2,300,000   Peninsula Port Authority for Dominion Terminal, 1.10%, 7/1/16(a)                                           2,300,000
   2,600,000   Richmond IDA for Church Schools of Virginia, 1.09%, 12/1/31(a)                                             2,600,000
   1,700,000   Roanoke IDA for Carilion Health Systems Series-B, 1.08%, 7/1/27(a)                                         1,700,000
   1,100,000   University of Virginia, Series A, 1.03%, 6/1/34(a)                                                         1,100,000
   1,500,000   Virginia State GO, 4.75%, 6/1/04                                                                           1,500,000
                                                                                                                     --------------
                                                                                                                         16,645,387
                                                                                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

               WEST VIRGINIA--0.3%
$  1,000,000   Marshall County PCR for Ohio Power Co., Series E, 1.11%, 6/1/22(a)                                    $    1,000,000
                                                                                                                     --------------
               TOTAL INVESTMENTS (COST* $385,326,907)                                                         99.3%     385,326,907
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0          (27,254)
               DISTRIBUTION (12b-1) FEES                                                                       0.0           (6,215)
               OTHER ASSETS                                                                                    0.7        2,973,118
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $  388,266,556
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF
               EACH CLASS:

               283,549,782 SHARES CLASS R                                                                            $         1.00
                                                                                                                     ==============
               22,533,915 SHARES CLASS TREASURER'S TRUST                                                             $         1.00
                                                                                                                     ==============
               10,045 SHARES CLASS 45                                                                                $         1.00
                                                                                                                     ==============
               15,871,313 SHARES CLASS 25                                                                            $         1.00
                                                                                                                     ==============
               101,250 SHARES CLASS 15                                                                               $         1.00
                                                                                                                     ==============
               66,200,251 SHARES CLASS 8                                                                             $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS--99.9%

$    485,000   Alameda Contra Costa Capital Improvements, Series A, 1.10%, 6/1/22(a)                                 $      485,000
     495,000   Alameda Contra Costa Capital Improvements, Series F, 1.15%, 8/1/23(a)                                        495,000
   2,800,000   California HFA for Adventist Health System, Series A, 1.07%, 9/1/25(a)                                     2,800,000
   3,720,000   California Infrastructure & Economic Development, Series A, 1.09%, 9/1/28(a)                               3,720,000
   1,070,000   California School Facilities for Capital Improvements, Series C, 1.05%, 7/1/22(a)                          1,070,000
   4,500,000   California Statewide CDA for Covenant Retirement Community, 1.06%, 12/1/25(a)                              4,500,000
   3,000,000   California Statewide CDA for Early Education Community Center COP, 1.10%, 9/1/31(a)                        3,000,000
   1,000,000   California Statewide CDA for House Ear Institute COP, 1.08%, 12/1/18(a)                                    1,000,000
   4,000,000   California Statewide CDA for Riverside TAN Series A-3, 2.00%, 6/30/04                                      4,003,287
   1,945,000   California Water Department Reserve Powersupply, Series B-4, 1.06%, 5/1/22(a)                              1,945,000
   2,850,000   California Water Department Reserve Powersupply, Series B-6, 1.07%, 5/1/22(a)                              2,850,000
   2,500,000   California Water Department Reserve Powersupply, Series C-15, 1.05%, 5/1/22(a)                             2,500,000
   4,100,000   California Water Department Reserve Powersupply, Series C-9, 1.08%, 5/1/22(a)                              4,100,000
   2,175,000   Chula Vista Charter City for Home Depot, Inc., 1.02%, 12/1/10(a)                                           2,175,000
     700,000   Contra Costa County MFH for Delta Square Apt., 1.06%, 10/15/29(a)                                            700,000
   2,500,000   Elsinore Valley for Water District COP, Series A, 1.06%, 7/1/29(a)                                         2,500,000
   2,400,000   Fremont for Family Resource Center, Series 88-98, 1.07%, 8/1/28 to 8/1/30(a)                               2,400,000
   2,000,000   Fresno Sewer & Water, Series A, 1.06%, 9/1/25(a)                                                           2,000,000
   1,000,000   Hemet MFH for Sunwest Retirement, Series 99A, 1.06%, 1/1/25(a)                                             1,000,000
   3,600,000   Irvine Improvement Bond Act of 1915 Assessment District 00-18, 1.07%, 9/2/26(a)                            3,600,000
   2,800,000   Irvine Improvement Bond Act of 1915 Assessment District 85-7, 1.06%, 9/2/11(a)                             2,800,000
   4,285,000   Irvine Improvement Bond Act of 1915 Assessment District 94-13, 1.07%, 9/2/22(a)                            4,285,000
     431,000   Irvine Improvement Bond Act of 1915 Assessment District 94-16, 1.07%, 9/2/22(a)                              431,000
     500,000   Irvine Improvement Bond Act of 1915 Assessment District 97-17, 1.07%, 9/2/23(a)                              500,000
     300,000   Irvine Ranch Water District Capital Improvements, 1.09%, 8/1/16(a)                                           300,000
   2,000,000   Irvine Ranch Water District COP, 1.07%, 8/1/16(a)                                                          2,000,000
      15,000   Irvine Ranch Water District, Series 85, 1.07%, 10/1/05(a)                                                     15,000
   1,600,000   Irvine Ranch Water District, Series 85-B, 1.10%, 10/1/04(a)                                                1,600,000
     900,000   Irvine Ranch Water District, Series 95, 1.09%, 1/1/21(a)                                                     900,000
   1,100,000   Irvine Ranch Water District, Series A, 1.09%, 11/15/13(a)                                                  1,100,000
     900,000   Irvine Ranch Water District, Series B, 1.10%, 10/1/09(a)                                                     900,000
   2,000,000   Irvine Ranch Water District, Series B, 1.10%, 8/1/09(a)                                                    2,000,000
     900,000   Kern County COP for Public Facilities, Series 86A, 1.06%, 8/1/06(a)                                          900,000
     300,000   Los Angeles County Community Dev. COP for Willowbrook, 1.04%, 11/1/15(a)                                     300,000
   1,100,000   Los Angeles MFHR for Malibu Meadow Project, Series 91-A, 1.06%, 4/15/28(a)                                 1,100,000
   2,200,000   Orange County HDC for Capistrano Pointe, Series A, 1.06%, 12/1/29(a)                                       2,200,000
     800,000   Orange County HDC for Florence Crittendoc Services, 1.07%, 3/1/16(a)                                         800,000
   1,000,000   Orange County HDC for the Lakes Project, Series A, 1.06%, 12/1/06(a)                                       1,000,000
     500,000   Orange County HDC for Trabuco Woods, 1.06%, 11/15/28(a)                                                      500,000
   1,300,000   Orange County MFH for Heritage, 1.06%, 5/1/22(a)                                                           1,300,000
   4,500,000   Orange County Sanitation Authority, 1.06%, 8/1/13(a)                                                       4,500,000
   1,700,000   Redlands USD for School Facility, 1.06%, 9/1/34(a)                                                         1,700,000
   1,600,000   Riverside CFD, Special Tax #88-4, 1.11%, 9/1/14(a)                                                         1,600,000
     400,000   Riverside County for Tyler Spring Apartments, Series C, 1.06%, 1/15/27(a)                                    400,000
   1,000,000   Sacramento County MFHR, Series A, 1.06%, 4/1/26(a)                                                         1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                                                                VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

$  5,000,000   Sacramento County Sanitation District Financing Authority, 1.06%, 12/1/30(a)                          $    5,000,000
   4,000,000   San Francisco Community Facilities for District 4, 1.10%, 8/1/31(a)                                        4,000,000
   2,700,000   San Francisco MFHR for Filmore Center, Series B-1, 1.09%, 12/1/17(a)                                       2,700,000
     800,000   San Leandro MFHR, 1.06%, 7/15/18(a)                                                                          800,000
   1,600,000   Santa Ana USD, 1.06%, 7/1/15(a)                                                                            1,600,000
   3,000,000   Stockton HCF for Dameron Hosp., Series A, 1.07%, 12/1/32(a)                                                3,000,000
   3,000,000   Turlock Irrigation District for Transportation, Series A, 1.07%, 1/1/31(a)                                 3,000,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $101,074,287)                                                         99.9%     101,074,287
               DUE TO CUSTODIAN                                                                               (0.1)         (29,837)
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (8,793)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0           (2,218)
               OTHER ASSETS                                                                                    0.2          181,218
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $  101,214,657
                                                                                                             =====   ==============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 101,214,657 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                                     $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS--99.2%

               CONNECTICUT--94.5%
$  1,000,000   Connecticut DAR for Independent Living, 1.05%, 7/1/15(a)                                              $    1,000,000
   1,000,000   Connecticut DAR for Pierce Memorial Baptist, 1.04%, 10/1/28(a)                                             1,000,000
   1,000,000   Connecticut State GO, Series 97-B, 1.07%, 5/15/14(a)                                                       1,000,000
   1,000,000   Connecticut HEFA for Hotchkiss School, Series A, 1.01%, 7/1/30(a)                                          1,000,000
   1,000,000   Connecticut HEFA for Klingberg Family Center, 1.07%, 7/1/32(a)                                             1,000,000
   1,000,000   Connecticut HEFA for Raphael Hospital, Series J, 0.98%, 7/1/22(a)                                          1,000,000
     900,000   Connecticut HEFA for Yale University, Series T-1, 1.07%, 7/1/29(a)                                           900,000
     900,000   Connecticut HEFA for Yale University Series X-3, 1.07%, 7/1/37(a)                                            900,000
     940,000   Connecticut HFA, Sub Series D-3, 1.06%, 5/15/18(a)                                                           940,000
   2,000,000   Connecticut Special Tax Obligation for Transportation Infrastructure, 1.08%, 9/1/20(a)                     2,000,000
     510,000   Connecticut State Clean Water, 5.75%, 06/01/12(a)                                                            510,000
   2,100,000   Connecticut State GO, Series 1-A, 1.11%, 2/15/21(a)                                                        2,100,000
   1,000,000   Connecticut State GO, Series B, 2.00%, 6/1/04                                                              1,000,000
   2,000,000   Hartford Redev. Agency MHR for Underwood Towers Project, 1.07%, 6/1/20(a)                                  2,000,000
   1,950,000   New Canaan Housing Authority for Village at Waveny Care Center, 1.05%, 1/1/22(a)                           1,950,000
   1,000,000   Shelton County HFA for Crosby Commons Project, 1.08%, 1/1/31(a)                                            1,000,000
   1,000,000   Westport, GO, 4.20%, 7/15/04                                                                               1,003,697
                                                                                                                     --------------
                                                                                                                         20,303,697
                                                                                                                     --------------

               PUERTO RICO--4.6%
   1,000,000   Puerto Rico Government Development Bank, 0.97%, 12/1/15(a)                                                 1,000,000
                                                                                                                     --------------
                                                                                                                          1,000,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $21,303,697)                                                          99.2%      21,303,697
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (1,741)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0             (470)
               OTHER ASSETS                                                                                    0.8          163,303
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   21,464,789
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 21,464,789 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                                   $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST--FLORIDA TAX EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS--97.2%

$  1,800,000   Alachua County HFA for Oak Hammock University, 1.09%, 10/1/32(a)                                      $    1,800,000
   1,900,000   Broward County HFA for Jacaranda Village Apartments, 1.08%, 9/1/22(a)                                      1,900,000
   1,800,000   Broward County HFA for Margate Project, 1.08%, 11/1/05(a)                                                  1,800,000
   1,700,000   Capital Finance Authority for Glenride Palmer Ranch, 1.09%, 6/1/12(a)                                      1,700,000
   1,700,000   Collier County for Cleveland Health Clinic, 1.08%, 1/1/35(a)                                               1,700,000
   1,625,000   Dade County IDA for Dolphins Stadium, Series C, 1.06%, 1/1/16(a)                                           1,625,000
     600,000   Dade County IDA for Florida Power & Light, 1.12%, 06/1/21(a)                                                 600,000
   1,800,000   Dade County Water Service, 1.02%, 10/5/22(a)                                                               1,800,000
   1,200,000   Duval County HFA for Lighthouse Bay Apartments, 1.07%, 12/1/32(a)                                          1,200,000
   1,800,000   Florida HFA for Kings Colony, 1.12%, 8/1/06(a)                                                             1,800,000
     900,000   Florida HFA for River Oaks, Series 85-TT, 1.07%, 12/1/29(a)                                                  900,000
   1,000,000   Florida Housing Finance Corp for Reflections, Series 5, 1.07%, 7/1/31(a)                                   1,000,000
   2,000,000   Florida State Education System for University Improvement, 4.00%, 7/1/04(b)                                2,004,971
   1,900,000   Lakeland County Energy System Revenue, 1.05%, 10/1/37(a)                                                   1,900,000
   1,385,000   Lee County IDA for Bonita Community Health Services, Series A, 1.08%, 12/1/29(a)                           1,385,000
   1,800,000   Lee County IDA HFA for Cypress Cove Healthpark, Series B, 1.09%, 10/1/07(a)                                1,800,000
     600,000   Manatee County PCR for Florida Power & Light, 1.10%, 9/1/24(a)                                               600,000
   1,100,000   Orange County YMCA, Series A, 1.12%, 5/1/27(a)                                                             1,100,000
   1,700,000   Palm Beach County for Raymond F Kravis Center Project, 1.03%, 7/1/32(a)                                    1,700,000
   3,200,000   Palm Beach County For School Board, Series B, 1.02%, 8/1/27 (a)                                            3,200,000
     500,000   Palm Beach County Norton Gallery School of Art, 1.07%, 5/1/30(a)                                             500,000
   1,100,000   Pinellas County HFA, 1.07%, 11/1/15(a)                                                                     1,100,000
   1,800,000   Pinellas County MFH for Foxbridge Apartments Series A, 1.02%, 6/15/25(a)                                   1,800,000
   1,700,000   Port Orange for Palmer College, 1.07%, 10/1/32(a)                                                          1,700,000
     580,000   Putnam County Dev. Authority PCR for Florida Power & Light, 1.10%, 9/1/24(a)                                 580,000
     200,000   Seminole County IDA HCF for Florida Living Nursing, 1.27%, 2/1/11(a)                                         200,000
     400,000   University of North Florida Capital Improvements Project, 1.11%, 11/1/24(a)                                  400,000
     535,000   Volusia County IDR for Easter Seal Society of Volusia, 1.17%, 9/1/21(a)                                      535,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $38,329,971)                                                          97.2%      38,329,971
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (3,303)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0             (865)
               OTHER ASSETS                                                                                    2.8        1,127,586
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   39,453,389
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 39,453,389 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                                  $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS--99.8%

$  1,700,000   Massachusetts DFA for Bedford Notre Dame Health Care, 1.15%, 10/1/29(a)                               $    1,700,000
     800,000   Massachusetts DFA for Jewish High School Project, 1.08%, 6/1/32(a)                                           800,000
     800,000   Massachusetts DFA for Smith College, 1.06%, 7/1/24(a)                                                        800,000
     800,000   Massachusetts DFA IDR for Ocean Spray Cranberry, 1.04%, 10/15/11(a)                                          800,000
     700,000   Massachusetts GO, Series 97-B, 1.05%, 9/1/16(a)                                                              700,000
     800,000   Massachusetts HEFA for Berklee College Music, Series B, 0.95%, 10/1/27(a)                                    800,000
     900,000   Massachusetts HEFA for Cap Asset Program, Series E, 1.08%, 1/1/35(a)                                         900,000
     800,000   Massachusetts HEFA for Harvard University, Series Y, 1.00%, 7/1/35(a)                                        800,000
     800,000   Massachusetts HEFA for University of Massachusetts, Series A, 1.06%, 11/1/30(a)                              800,000
   1,100,000   Massachusetts HEFA for Wellesley College, Series E, 1.05%, 7/1/22(a)                                       1,100,000
     800,000   Massachusetts HEFA for Williams College, Series E, 1.06%, 8/1/14(a)                                          800,000
     800,000   Massachusetts HEFA for MIT, Series J-2, 1.00%, 7/1/31(a)                                                     800,000
     800,000   Massachusetts HFA for Multifamily Housing, 1.06%, 1/15/10(a)                                                 800,000
     800,000   Massachusetts IFA for Lowell Mills Association, Series 95, 1.09%, 12/1/20(a)                                 800,000
     800,000   Massachusetts WRA, Series 99-B, 1.04%, 8/1/28(a)                                                             800,000
     800,000   Massachusetts WRA, Series B, 1.06%, 4/1/28(a)                                                                800,000
   1,300,000   Massachusetts WRA, Series C, 1.06%, 8/1/37(a)                                                              1,300,000
     800,000   Massachusetts WRA, Series D, 1.08%, 8/1/17(a)                                                                800,000
     700,000   Massachusetts WSR, Series A, 1.02% 11/01/24(a)                                                               700,000
     800,000   Woburn BAN, 1.75%, 6/11/04(b)                                                                                800,170
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $17,600,170)                                                          98.8%      17,600,170
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (1,521)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0             (391)
               OTHER ASSETS                                                                                    1.2          220,980
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   17,819,238
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 17,819,238 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.                                                  $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS--100.4%

               MICHIGAN--92.1%
$    500,000   Detroit EDC for Water Front Reclamation, Series A, 1.07%, 5/1/09(a)                                   $      500,000
     125,000   Detroit EDC for Water Front Reclamation, Series C, 1.22%, 5/1/09(a)                                          125,000
     500,000   Garden City Hospital Finance Authority, Series 96A, 1.11%, 9/1/26(a)                                         500,000
     200,000   Gaylord Hospital, Otsego Memorial Hospital, 1.08%, 12/1/26(a)                                                200,000
   1,200,000   Green Lake Township EDA for Interlocken Center, 1.07%, 6/1/27(a)                                           1,200,000
     300,000   Jackson County EDC for Thrifty Leoni, Inc., 1.07%, 12/1/14(a)                                                300,000
     500,000   Jackson County for Vista Grande Villa, Series A, 1.09%, 11/1/31(a)                                           500,000
   1,200,000   Michigan HDA for Berrien Woods, Series A, 1.18%, 7/1/32(a)                                                 1,200,000
     500,000   Michigan HDA for Parks of Taylor Apt., Series A, 1.07%, 8/15/32(a)                                           500,000
     500,000   Michigan HDA for Pine Ridge Oblig Ltd., 1.07%, 10/1/07(a)                                                    500,000
     500,000   Michigan HDA, Series B, 1.05%, 4/1/19(a)                                                                     500,000
     400,000   Michigan Municipal Bond Authority RAW, 1.75%, 8/25/04(b)                                                     400,675
     300,000   Michigan Municipal Bond Authority RAW, Series B-2, 2.00%, 8/23/04(b)                                         300,653
     300,000   Michigan State GO, Series A, 2.00%, 9/30/04                                                                  301,004
   1,100,000   Michigan State University Revenue, Series A, 1.08%, 8/15/32(a)                                             1,100,000
     500,000   Michigan Strategic Fund for Henry Ford Museum Village, 1.10%, 12/1/33(a)                                     500,000
   1,000,000   Michigan Strategic Fund for Holland Home, 1.10% 11/1/35(a)                                                 1,000,000
     600,000   Michigan Strategic Fund for Peachwood Center Association, 1.07%, 6/1/16(a)                                   600,000
     500,000   Oakland University, 1.08%, 3/1/31(a)                                                                         500,000
     400,000   Woodhaven Brownstown Michigan School District GO, Series B, 1.50%, 5/1/34(b)                                 400,575
                                                                                                                     --------------
                                                                                                                         11,127,907
                                                                                                                     --------------
               PUERTO RICO--8.3%
     500,000   Puerto Rico Government Development Bank, 0.97%, 12/1/15(a)                                                   500,000
     500,000   Puerto Rico Highway & Transportation Authority, Series A, 1.06%, 7/1/28(a)                                   500,000
                                                                                                                     --------------
                                                                                                                          1,000,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $12,127,907)                                                         100.4%      12,127,907
               DUE TO CUSTODIAN                                                                               (0.6)         (69,559)
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (1,059)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0             (265)
               OTHER ASSETS                                                                                    0.2           17,345
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   12,074,369
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 12,074,369 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                                   $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--98.6%

$  2,200,000   Atlantic County Pooled Government Loan Program, 1.06%, 7/1/26(a)                                      $    2,200,000
     500,000   Essex County Improvement Authority for the Children's Institute, 1.13%, 2/1/20(a)                            500,000
   2,475,000   Jersey City IDA for Dixon Mills Apartments, 1.06%, 5/15/30(a)                                              2,475,000
   2,100,000   New Jersey EDA for Bayonne Dock, 1.06%, 12/1/27(a)                                                         2,100,000
     575,000   New Jersey EDA for Catholic Community Services, 1.13%, 11/1/13(a)                                            575,000
   2,200,000   New Jersey EDA for Church & Dwight, 1.06%, 12/1/08(a)                                                      2,200,000
   2,000,000   New Jersey EDA for Crowley Liner, 1.04%, 4/1/13(a)                                                         2,000,000
     560,000   New Jersey EDA for Economic Growth, Series F, 1.08%, 8/1/14(a)                                               560,000
   4,700,000   New Jersey EDA for Foreign Trade, Series 98, 1.10%, 12/1/07(a)                                             4,700,000
   2,200,000   New Jersey EDA for Geriatric Services Housing, 1.04%, 11/1/31(a)                                           2,200,000
   3,000,000   New Jersey EDA for International Drive Partner, 1.04%, 9/1/05(a)                                           3,000,000
     950,000   New Jersey EDA for Presbyterian, Series C, 1.00%, 11/1/11(a)                                                 950,000
     500,000   New Jersey EDA for Princeton University, Series B, 1.05%, 7/1/21(a)                                          500,000
   1,895,000   New Jersey EDA for RJB Associates, Economic Recovery Notes, 1.00%, 8/1/08(a)                               1,895,000
   2,920,000   New Jersey EDA for US Golf Association, 1.00%, 5/1/23(a)                                                   2,920,000
   1,480,000   New Jersey EFA for Princeton University, Series B, 1.03%, 7/1/22(a)                                        1,480,000
     900,000   New Jersey HCF for Christ Hospital, Series A-2, 1.00%, 7/1/13(a)                                             900,000
   1,400,000   New Jersey HCF for Community Hospital Group, Series A-1, 1.03%, 7/1/20(a)                                  1,400,000
   2,800,000   New Jersey HCF for Hospital Capital Asset, Series C, 1.08%, 7/1/35(a)                                      2,800,000
   1,500,000   New Jersey HCF for Saint Barnabas, Series 2001-A, 1.04%, 7/1/31(a)                                         1,500,000
   2,400,000   New Jersey Sports Authority Expo, Series C, 1.06%, 9/1/24(a)                                               2,400,000
   2,000,000   New Jersey State TRAN, Series 2004-A, 2.00%, 6/25/04                                                       2,001,376
   3,900,000   New Jersey Turnpike Authority, Series 91-D, 1.02%, 1/1/18(a)                                               3,900,000
   2,200,000   New Jersey Turnpike Authority, Series C-1, 1.04%, 1/1/24(a)                                                2,200,000
   2,200,000   Port Authority of New York & New Jersey Special Obligation Revenue, 1.10%, 8/1/24(a)                       2,200,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $49,556,376)                                                          98.6%      49,556,376
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (4,356)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0           (1,101)
               OTHER ASSETS                                                                                    1.4          694,999
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   50,245,918
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
               50,245,918 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                 $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--98.5%

$    375,000   Allen County HCF for Mennonite Home, 1.09%, 2/1/18(a)                                                 $      375,000
     500,000   Butler County HCF for Lifesphere, 1.07%, 5/1/27(a)                                                           500,000
     500,000   Cleveland Airport Systems Revenue, Series C, 1.05%, 1/1/31(a)                                                500,000
     400,000   Cleveland Income Tax Revenue, 0.98%, 5/15/24(a)                                                              400,000
     500,000   Columbus Tax Increment for Brewery District, Series B, 1.07%, 8/1/22(a)                                      500,000
     500,000   Cuyahoga County for Cleveland Health Education Museum, 1.09%, 3/1/32(a)                                      500,000
     550,000   Cuyahoga County for S&R Playhouse, 1.10%, 12/1/09(a)                                                         550,000
     500,000   Cuyahoga County HCF for Devon Oaks, 1.07%, 2/1/34(a)                                                         500,000
     500,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 1.11%, 7/1/31(a)                                    500,000
     500,000   Cuyahoga County HRB for Cleveland Clinic, 1.08%, 1/1/35(a)                                                   500,000
     500,000   Evandale County IDR for SHV Realty Inc., 1.08%, 9/1/15(a)                                                    500,000
     300,000   Franklin County Community HSY Network, 1.08%, 12/1/20(a)                                                     300,000
     500,000   Greene County IDA for Fairview Series B, 1.07%, 1/1/11(a)                                                    500,000
     500,000   Hamilton County HRB for Alliance Health, Series A, 0.98%, 1/1/18(a)                                          500,000
     200,000   Indian Hill EDA for Cincinnati Country Day School, 1.10%, 5/1/19(a)                                          200,000
     500,000   Licking County HCF, 1.07%, 11/1/33(a)                                                                        500,000
     300,000   Lorain County Independent Living for Elyria United Methodist, 1.09%, 6/1/22(a)                               300,000
     120,000   Marion County for Hospital Improvement, 1.10% 11/1/21(a)                                                     120,000
     500,000   Ohio Air Quality DAR for Ohio Edison, Series C, 1.08%, 6/1/23(a)                                             500,000
     500,000   Ohio Air Quality DAR for Columbus Southern, Series C, 1.07%, 12/1/38(a)                                      500,000
     500,000   Ohio WDA PCR for Cleveland Electric, Series B, 1.07%, 8/1/20(a)                                              500,000
   1,000,000   Ottawa County HRB for Luther Home of Mercy, 1.19%, 10/1/17(a)                                              1,000,000
     500,000   Toledo City Services Special Assessment, 1.08%, 12/1/06(a)                                                   500,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $10,745,000)                                                          98.5%      10,745,000
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0             (957)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0             (239)
               OTHER ASSETS                                                                                    1.5          168,006
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   10,911,810
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 10,911,810
               SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                           $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--99.1%

$  1,000,000   Allegheny HDA for Dialysis Clinic, 1.07%, 12/1/19(a)                                                  $    1,000,000
   2,080,000   Allegheny HDA for Presbyterian University Hospital, Series B-3, 1.10%, 3/1/18(a)                           2,080,000
     995,000   Berks County IDR for Visiting Nurse Services Series A, 1.32%, 12/1/15(a)                                     995,000
   2,155,000   Blair County IDR for Village of Penn State, Series C, 0.98%, 1/1/11(a)                                     2,155,000
   4,500,000   Bucks County IDA, 1.08%, 7/1/15(a)                                                                         4,500,000
   3,300,000   Bucks County IDA, 1.07%, 5/1/33(a)                                                                         3,300,000
   1,200,000   Chester County HEFA for Simpsons Meadows, 1.09%, 10/1/30(a)                                                1,200,000
   1,300,000   Chester County IDA for Archbioluse of Philadelphia, 1.10%, 7/1/31(a)                                       1,300,000
   1,000,000   Delaware County IDA for Scotfoam Corp., 1.25%, 10/1/05(a)                                                  1,000,000
   1,100,000   Delaware County IDR for Sun, Inc., 1.07%, 11/1/33(a)                                                       1,100,000
     500,000   Delaware Valley Finance Authority, Series 85-A, 1.05%, 12/1/19(a)                                            500,000
     500,000   Delaware Valley Finance Authority, Series A, 1.05%, 12/1/17(a)                                               500,000
   1,100,000   Delaware Valley Finance Authority, Series B, 1.05%, 12/1/20(a)                                             1,100,000
   2,000,000   Emmaus General Authority Revenue, Series G-18, 1.10%, 3/1/24(a)                                            2,000,000
   2,115,000   Lancaster County HRB for Brethren Village, 1.11%, 6/15/20(a)                                               2,115,000
   2,200,000   Lebanon County HCF for ECC Retirement Village, 1.11%, 10/15/25(a)                                          2,200,000
   2,200,000   Lehigh County IDA, 1.08%, 12/1/15(a)                                                                       2,200,000
   1,100,000   Montgomery County Forge Gate Apts., Series A, 1.06% 8/15/31(a)                                             1,100,000
   1,100,000   Montgomery County, Kingswood Apts., Series A, 1.06% 8/15/31(a)                                             1,100,000
   1,500,000   Montgomery County Higher Education & Health Authority, 1.11%, 9/15/31(a)                                   1,500,000
     430,000   Montgomery County IDR for Girl Scouts, Southeastern PA, 1.17%, 2/1/25(a)                                     430,000
   2,200,000   Pennsylvania HEFA for Temple University, 1.08%, 10/1/09(a)                                                 2,200,000
   1,545,000   Philadelphia Housing Revenue Authority, Series A, 1.12%, 6/1/25(a)                                         1,545,000
   1,200,000   Philadelphia IDR for Fox Chase Cancer Center Project, 1.08%, 7/1/25(a)                                     1,200,000
     230,000   Philadelphia IDR for Interim House West Project, 1.17%, 9/1/26(a)                                            230,000
   2,200,000   Schuylkill County IDA for Northeastern Power, 1.08%, 12/1/22(a)                                            2,200,000
   1,000,000   Scranton Redevelopment Authority Revenue for Parking Facility, 1.11%, 6/1/33(a)                            1,000,000
   1,900,000   Scranton-Lackawanna Health & Welfare Authority for Univ. of Scranton, RAW, 1.10%, 5/1/18(b)                1,900,000
   2,000,000   Wilkins Area IDA for Fairview Extended Care, Series B, 1.07%, 1/1/21(a)                                    2,000,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $45,650,000)                                                          99.1%      45,650,000
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0           (4,521)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0           (1,009)
               OTHER ASSETS                                                                                    0.9          415,626
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   46,060,096
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
               46,060,096 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                 $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

 PRINCIPAL                                                                                                               VALUE
  AMOUNT                                                                                                                (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--86.9%

               VIRGINIA--82.4%
$    900,000   Alexandria County IDR, Pooled Loan Program, Series A, 1.07%, 7/1/26(a)                                $      900,000
     550,000   Charlottesville IDA for Seminole, Series B, 1.11%, 12/1/13(a)                                                550,000
     800,000   Chesapeake County IDA for Chesapeake General Hospital, Series B, 1.11%, 7/1/31(a)                            800,000
     500,000   Falls Church Public School, 2.00%, 8/1/04(b)                                                                 500,861
     500,000   Hampton MFH for Avalon, 1.05%, 6/15/26(a)                                                                    500,000
     500,000   Hampton MFH for Shoreline Apartments, 1.07%, 12/1/19(a)                                                      500,000
     250,000   Hanover County IDA for Covenent Woods, 1.10%, 7/1/29(a)                                                      250,000
     500,000   Henrico County EDA for Westminster Centerbury, Series B, 1.07%, 7/1/08(a)                                    500,000
     800,000   James City County IDA for Chambrel, 1.07%, 11/15/32(a)                                                       800,000
     500,000   Loudoun County IDA for Falcons Landing, 1.05%, 11/1/28(a)                                                    500,000
     800,000   Norfolk IDR for Hospital Facilities - Children, 1.07%, 6/1/20(a)                                             800,000
   1,000,000   Peninsula Port Authority for Dominion Terminal, 1.02% - 1.10%, 7/1/16(a)                                   1,000,000
     500,000   Roanoke IDA for Carilion Health Systems, Series B, 1.08%, 7/1/27(a)                                          500,000
     500,000   University of Virginia Revenue, Series A 1.03%, 6/1/34(a)                                                    500,000
     500,000   Virginia State GO, 4.75%, 6/1/04                                                                             500,000
                                                                                                                     --------------
                                                                                                                          9,100,861
                                                                                                                     --------------
               PUERTO RICO--4.5%
     500,000   Puerto Rico Highway & Transportation Authority, Series A, 1.06%, 7/1/28(a)                                   500,000
                                                                                                                     --------------
                                                                                                                            500,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $9,600,861)                                                           86.9%       9,600,861
               OTHER ASSETS, LESS LIABILITIES                                                                 13.1        1,448,207
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $   11,049,068
                                                                                                             =====   ==============

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX EXEMPT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

               ASSETS
               Investments in securities, at value (Cost $9,600,861)                                                 $    9,600,861
               Cash                                                                                                       1,428,336
               Interest receivable                                                                                           20,882
                                                                                                                     --------------

               Total Assets                                                                                              11,050,079
                                                                                                                     --------------

               LIABILITIES
               Comprehensive management fees payable                                                                            769
               Distribution (12b-1) fees payable                                                                                242
                                                                                                                     --------------

               Total Liabilities                                                                                              1,011
                                                                                                                     --------------

               NET ASSETS                                                                                            $   11,049,068
                                                                                                                     ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
               11,049,068 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                 $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

           RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                      STATEMENT OF NET ASSETS--MAY 31, 2004

  PRINCIPAL                                                                                                              VALUE
   AMOUNT                                                                                                               (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--98.5%

$  3,700,000   Cattarausus County IDA for YMCA, 1.14%, 9/1/28(a)                                                     $    3,700,000
   2,470,000   Franklin County IDA Civic Facility for Trudeau Institute, 1.07%, 12/1/20(a)                                2,470,000
   1,000,000   Glens Falls IDA for Broad St. Prof. Center, 1.11%, 8/1/05(a)                                               1,000,000
   2,000,000   Jay Street Development Corp., Series A-1, 1.06%, 5/1/22(a)                                                 2,000,000
   4,300,000   Jay Street Development Corp., Series A-3, 1.04%, 5/1/21(a)                                                 4,300,000
   5,000,000   Long Island Power Authority New York Electric System Revenue, Series 2-A, 1.06%, 5/1/33(a)                 5,000,000
   1,500,000   Monroe County for St. Ann's Home, 1.03%, 7/1/30(a)                                                         1,500,000
   9,400,000   New York City Cultural Revenue for Alvin Ailey Dance Foundation, 0.99%, 7/1/33(a)                          9,400,000
   7,000,000   New York City, GO Series A-2, 1.05%, 8/1/31(a)                                                             7,000,000
     700,000   New York City, GO Series A-4, 1.08%, 8/1/22(a)                                                               700,000
   3,100,000   New York City, GO Series A-4, 1.08%, 8/1/23(a)                                                             3,100,000
   4,450,000   New York City, GO Series A-4, 1.09%, 8/1/21(a)                                                             4,450,000
   7,000,000   New York City, GO Series A-5, 1.06%, 8/1/31(a)                                                             7,000,000
   5,515,000   New York City, GO Series A-5, 1.09%, 8/1/15(a)                                                             5,515,000
   2,500,000   New York City, GO Series A-5, 1.09%, 8/1/16(a)                                                             2,500,000
     300,000   New York City, GO Series A-7, 1.07%, 8/1/20(a)                                                               300,000
   1,000,000   New York City, GO Series A-7, 1.07%, 8/1/21(a)                                                             1,000,000
   7,950,000   New York City, GO Series A-8, 1.05%, 11/1/23(a)                                                            7,950,000
   3,045,000   New York City, GO Series B-8, 1.06%, 8/15/24(a)                                                            3,045,000
   3,600,000   New York City, GO Series C-4, 1.05%, 8/1/20(a)                                                             3,600,000
   3,900,000   New York City, GO Series E-4, 1.09%, 8/1/21(a)                                                             3,900,000
     100,000   New York City, GO Series E-5, 1.10%, 8/1/18(a)                                                               100,000
   3,000,000   New York City, GO Series F-4, 1.06%, 2/15/20(a)                                                            3,000,000
   3,350,000   New York City, GO Series F-5, 1.06%, 2/15/16(a)                                                            3,350,000
   9,000,000   New York City, GO Series H-2, 1.05%, 8/1/10(a)                                                             9,000,000
   4,400,000   New York City HDC for Monterey, Series A, 1.06%, 11/15/19(a)                                               4,400,000
   1,000,000   New York City IDA for Abraham Joshua Heschel, 1.10%, 4/1/32(a)                                             1,000,000
   4,035,000   New York City IDA for American Civil Liberties, 1.05%, 6/1/12(a)                                           4,035,000
   5,300,000   New York City IDA for American Society for Technion, 1.02%, 10/1/33(a)                                     5,300,000
   4,200,000   New York City IDA for Childrens Oncology Society, 1.05%, 5/1/21(a)                                         4,200,000
   1,480,000   New York City IDA for Church of the Heavenly Rest, 1.05%, 7/1/21(a)                                        1,480,000
  13,040,000   New York City LGAC, Series C, D, E & F, 1.02% - 1.05%, 4/1/25(a)                                          13,040,000
   1,100,000   New York City MWFA WSR, Series A, 1.08%, 6/15/25(a)                                                        1,100,000
     100,000   New York City MWFA WSR, Series C, 1.09%, 6/15/22(a)                                                          100,000
   1,800,000   New York City MWFA WSR, Series G, 1.07%, 6/15/24(a)                                                        1,800,000
   4,745,000   New York State HFA for 10 Liberty Street, 1.06%, 11/1/35(a)                                                4,745,000
   1,195,000   New York State HFA for Bleecker Terrace Apt., 1.10%, 7/1/15(a)                                             1,195,000
   4,600,000   New York State HFA for Liberty View, Series A, 1.06%, 11/15/19(a)                                          4,600,000
   1,980,000   New York State HFA for Normandie Court, Series I, 1.04%, 5/15/15(a)                                        1,980,000
  13,650,000   New York State HFA, Series B & C, 1.06%, 3/15/26(a)                                                       13,650,000
   3,950,000   Schenectady County IDA for Sunnyview Hospital & Rehab, Series A, 1.09%, 8/1/33(a)                          3,950,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL                                                                                                              VALUE
   AMOUNT                                                                                                               (NOTE 1)
------------                                                                                                         --------------
               TAX EXEMPT OBLIGATIONS (CONTINUED)

$  4,900,000   Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.01%, 7/1/24(a)                      $    4,900,000
   3,700,000   Yonkers IDA Civic Facility for Consumers Union, 1.07%, 7/1/21(a)                                           3,700,000
                                                                                                                      -------------

               TOTAL INVESTMENTS (COST* $170,055,000)                                                         98.5%     170,055,000
               COMPREHENSIVE MANAGEMENT FEES PAYABLE                                                           0.0          (14,663)
               DISTRIBUTION (12b-1) FEES PAYABLE                                                               0.0           (3,783)
               OTHER ASSETS                                                                                    1.5        2,545,148
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $  172,581,702
                                                                                                             =====   ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 172,581,702 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                                   $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

  PRINCIPAL                                                                                                              VALUE
   AMOUNT                                                                                                               (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--76.9%

               LOUISIANA--59.2%
$      9,000   East Baton Rouge for Rhone-Poulenc Inc., 1.09%, 12/1/11(a)                                            $        9,000
       9,000   Lake Charles HRB District Revenue for Conoco, Project A, 1.07%, 9/1/29(a)                                      9,000
      14,000   Lake Charles HRB & Term. District Revenue for Citgo Corp., 1.07%, 8/1/07(a)                                   14,000
      16,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A 1.08%, 9/1/14(a)                    16,000
      18,000   Louisiana PFA for Equip. & Capital Facilities, Pooled-A 1.16%, 7/1/28(a)                                      18,000
       9,000   Louisiana PFA for Kenner Hotel Limited, 1.09%,12/1/15(a)                                                       9,000
       8,000   Louisiana PFA, Multi-family, 1.09%, 6/15/31(a)                                                                 8,000
       9,000   Louisiana University Agriculture & Mechanical College, 1.08%, 7/1/30(a)                                        9,000
       9,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.08%, 7/1/21                                9,000
       9,000   South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.06%, 7/1/18(a)                             9,000
                                                                                                                     --------------
                                                                                                                            110,000
                                                                                                                     --------------
               PUERTO RICO--17.7%
      16,000   Puerto Rico Government Development Bank, 0.97%, 12/1/15(a)                                                    16,000
      17,000   Puerto Rico Highway & Transportation Authority, Series A, 1.06%, 07/1/28(a)                                   17,000
                                                                                                                     --------------
                                                                                                                             33,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $143,000)                                                             76.9%         143,000
               OTHER ASSETS, LESS LIABILITIES                                                                 23.1           42,886
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $      185,886
                                                                                                             =====   ==============

   LOUISIANA MUNICIPAL MONEY-MARKET FUND--RESERVE MUNICIPAL MONEY-MARKET TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

               ASSETS
               Investments in securities, at value (Cost $143,000)                                                   $      143,000
               Cash                                                                                                          42,765
               Interest receivable                                                                                              137
                                                                                                                     --------------

               Total Assets                                                                                                 185,902
                                                                                                                     --------------

               LIABILITIES
               Comprehensive management fees payable                                                                             12
               Distribution (12b-1) fees payable                                                                                  4
                                                                                                                     --------------

               Total Liabilities                                                                                                 16
                                                                                                                     --------------

               NET ASSETS                                                                                            $      185,886
                                                                                                                     ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 185,886 SHARES OF
               BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                                     $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

   RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                      SCHEDULE OF INVESTMENTS--MAY 31, 2004

  PRINCIPAL                                                                                                              VALUE
   AMOUNT                                                                                                               (NOTE 1)
------------                                                                                                         --------------
               TAX-EXEMPT OBLIGATIONS--86.9%

               MINNESOTA--79.1%
$     55,000   Andover Senior Housing for Presbyterian Homes, 1.07%, 11/15/33(a)                                     $       55,000
      28,000   Brooklyn Center for Brookdale Corp II, 1.14%, 12/1/14(a)                                                      28,000
      55,000   Burnsville IDA for Super Value Stores, 1.27%, 12/1/13(a)                                                      55,000
      25,000   Cohasset for Minnesota Power & Light, Project B 1.09%, 6/1/13(a)                                              25,000
      25,000   Duluth Tax for Lake Superior Paper, 1.06%, 9/1/10(a)                                                          25,000
      25,000   Hennepin County, Series B, 0.94%, 12/1/20(a)                                                                  25,000
      25,000   Hennepin County, Series C, 0.94%, 12/1/10(a)                                                                  25,000
      28,000   Mankato Multi-family Revenue for Highland Park, 1.14%, 5/1/27(a)                                              28,000
      24,000   Minnesota Higher Education Facilities Authority for St. Olaf College, Series 5-M1,
               1.09%, 10/1/32(a)                                                                                             24,000
      55,000   Roseville Private School Facility Revenue for Northwestern College, 1.14%, 11/1/22(a)                         55,000
      55,000   St. Louis Park Revenue for Catholic Finance Corp., 1.10%, 10/1/25(a)                                          55,000
      28,000   St. Paul Housing & Redev. Authority District Heating Revenue, 1.07%, 12/1/12(a)                               28,000
      55,000   St. Paul Housing & Redev. Authority MHR for Highland Ridge, 1.07%, 10/1/33(a)                                 55,000
      28,000   University of Minnesota, Series A, 1.11%, 7/1/08(a)                                                           28,000
                                                                                                                     --------------
                                                                                                                            511,000
                                                                                                                     --------------
               PUERTO RICO--7.8%
      25,000   Puerto Rico Government Development Bank, .97%, 12/1/15(a)                                                     25,000
      25,000   Puerto Rico Highway & Transportation Authority, Series A, 1.06%, 7/1/28(a)                                    25,000
                                                                                                                     --------------
                                                                                                                             50,000
                                                                                                                     --------------

               TOTAL INVESTMENTS (COST* $561,000)                                                             86.9%         561,000
               OTHER ASSETS, LESS LIABILITIES                                                                 13.1           84,847
                                                                                                             -----   --------------
               NET ASSETS                                                                                    100.0%  $      645,847
                                                                                                             =====   ==============

   MINNESOTA MUNICIPAL MONEY-MARKET FUND--RESERVE MUNICIPAL MONEY-MARKET TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

               ASSETS
               Investments in securities, at value (Cost $561,000)                                                   $      561,000
               Cash                                                                                                          84,383
               Interest receivable                                                                                              534
                                                                                                                     --------------

               Total Assets                                                                                                 645,917
                                                                                                                     --------------

               LIABILITIES
               Comprehensive management fees payable                                                                             56
               Distribution (12b-1) fees payable                                                                                 14
                                                                                                                     --------------

               Total liabilities                                                                                                 70
                                                                                                                     --------------

               NET ASSETS                                                                                            $      645,847
                                                                                                                     ==============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
               645,847 SHARES OF BENEFICIAL INTEREST, $.0001 PAR VALUE OUTSTANDING                                   $         1.00
                                                                                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

 BAN -- Bond Anticipation Notes
 CDA -- Community Development Authority
 CFD -- Community Facility District
 COP -- Certificate of Participation
 DAR -- Development Authority Revenue Bonds
 DFA -- Development Finance Agency
 ECC -- Evangelical Congregation Church
ECFA -- Education Culture Facility Authority
 EDA -- Economic Development Authority Revenue Bonds
 EDC -- Economic Development Corporation
 EFA -- Education Facilities Authority
 ERN -- Economic Recovery Notes
  GO -- General Obligation Bonds
 HCF -- Health Care Facilities Revenue Bonds
 HDA -- Hospital Development Authority
 HDC -- Housing Development Corporation Bonds
HEFA -- Health & Education Facilities Authority
 HFA -- Housing Finance Authority Revenue Bonds
 HRB -- Hospital Revenue Bonds
 HWA -- Health and Welfare Authority
 IDA -- Industrial Development Authority Revenue Bonds
 IDR -- Industrial Development Agency Revenue Bonds
 IFA -- Industrial Finance Authority
LGAC -- Local Government Assistance Corp.
 MFH -- Multifamily Housing Revenue Bonds
MFHR -- Multifamily Facilities Housing Revenue Bonds
 MHR -- Multifamily Housing Revenue Bonds
MWFA -- Municipal Water Finance Authortiy
 PCR -- Pollution Control Revenue Bonds
 PFA -- Public Finance Authority
 RAW -- Revenue Anticipation Warrants
 TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
 USD -- United School District
 WDA -- Water Development Authority
 WRA -- Water Resource Authority
 WSR -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on May 31, 2004, and, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements
* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2004

                                                         RESERVE NEW YORK
                                                         TAX-EXEMPT TRUST                  RESERVE TAX-EXEMPT TRUST
                                                         ----------------   -------------------------------------------------------
                                                             NEW YORK       CALIFORNIA    CONNECTICUT      FLORIDA    MASSACHUSETTS
                                                               FUND            FUND          FUND           FUND          FUND
                                                         ----------------   ----------    -----------    -----------  -------------
INTEREST INCOME (Note 1)                                    $ 2,032,564     $  986,731    $   258,794    $   416,225   $   181,130
                                                            -----------     ----------    -----------    -----------   -----------

EXPENSES (Note 2)
   Comprehensive management fees                              1,720,277        831,589        223,444        343,131       153,263
   Distribution (12b-1) fees                                    430,070        207,897         55,861         85,782        38,316
   Interest expense                                              35,629          1,469          1,056          1,715         2,091
   Trustee fees                                                   2,298          1,110            344            459           194
                                                            -----------     ----------    -----------    -----------   -----------
     Total expenses before waiver                             2,188,274      1,042,065        280,705        431,087       193,864
     Less: expenses waived (Note 2)                            (277,350)      (120,485)       (39,150)       (41,754)      (23,631)
                                                            -----------     ----------    -----------    -----------   -----------
     Net Expenses                                             1,910,924        921,580        241,555        389,333       170,233
                                                            -----------     ----------    -----------    -----------   -----------
NET INVESTMENT INCOME, representing Net Increase in
   Net Assets from Investment Operations                    $   121,640     $   65,151    $    17,239    $    26,892   $    10,897
                                                            ===========     ==========    ===========    ===========   ===========

                                                                                      RESERVE TAX-EXEMPT TRUST
                                                            -----------------------------------------------------------------------
                                                             MICHIGAN       NEW JERSEY       OHIO        PENNSYLVANIA    VIRGINIA
                                                               FUND            FUND          FUND            FUND          FUND
                                                            -----------     ----------    -----------    ------------   -----------
INTEREST INCOME (Note 1)                                    $    77,669     $  494,751    $   118,283    $    444,060   $   114,432
                                                            -----------     ----------    -----------    ------------   -----------

EXPENSES (Note 2)
   Comprehensive management fees                                 63,740        423,504         96,633         357,106        95,346
   Distribution (12b-1) fees                                     15,934        105,876         24,158          89,276        23,836
   Interest expense                                                 467          1,184            988           1,606            --
   Trustee fees                                                      82            515            111             400           112
                                                            -----------     ----------    -----------    ------------   -----------
     Total expenses before waiver                                80,223        531,079        121,890         448,388       119,294
     Less: expenses waived (Note 2)                              (7,510)       (67,733)       (11,192)        (35,154)      (12,154)
                                                            -----------     ----------    -----------    ------------   -----------
     Net Expenses                                                72,713        463,346        110,698         413,234       107,140
                                                            -----------     ----------    -----------    ------------   -----------
NET INVESTMENT INCOME, representing Net Increase in
   Net Assets from Investment Operations                    $     4,956     $   31,405    $     7,585    $     30,826   $     7,292
                                                            ===========     ==========    ===========    ============   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                        RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                                                        ------------------------------------
                                                                                             LOUISIANA          MINNESOTA
                                                                                             MUNICIPAL          MUNICIPAL
                                                                                            MONEY-MARKET      MONEY-MARKET
                                                                                                FUND              FUND
                                                                                            ------------      -------------
INTEREST INCOME (Note 1)                                                                       $ 1,200           $ 3,234
                                                                                               -------           -------

EXPENSES (Note 2)
   Comprehensive management fees                                                                 1,374             3,086
   Distribution (12b-1) fees                                                                       344               772
   Interest Expense                                                                                 --                14
   Trustee fees                                                                                      1                 2
                                                                                               -------           -------
     Total expenses                                                                              1,719             3,874
     Less: expenses waived (Note 2)                                                               (625)             (867)
                                                                                               -------           -------
     Net Expenses                                                                                1,094             3,007
                                                                                               -------           -------

NET INVESTMENT INCOME, representing net increase in Net Assets from Investment Operations      $   106           $   227
                                                                                               =======           =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2004

   INTEREST INCOME (Note 1)                                                                 $ 3,590,899
                                                                                            -----------

EXPENSES (Note 2)
   COMPREHENSIVE MANAGEMENT FEES:
     Class R                                                                                  2,149,296
     Class Treasurer's Trust                                                                    154,147
     Class 45                                                                                        36
     Class 25                                                                                    43,282
     Class 15                                                                                       151
     Class 8                                                                                     37,966
   DISTRIBUTION (12b-1) FEES:
     Class R                                                                                    537,324
   Interest expense                                                                              10,497
   Trustee fees                                                                                   3,400
                                                                                            -----------
     Total expenses before waiver                                                             2,936,099
     Less: expenses waived (Note 2)                                                            (272,812)
                                                                                            -----------
     Net Expenses                                                                             2,663,287
                                                                                            -----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations   $   927,612
                                                                                            ===========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED         YEAR ENDED
                                                               MAY 31, 2004       MAY 31, 2003
                                                             ----------------   ----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                                      $        927,612   $      1,352,792
                                                             ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 1):
  Class R                                                            (265,314)        (1,016,021)
  Class Treasurer's Trust                                             (96,414)          (165,915)
  Class 45                                                                (45)                --
  Class 25                                                           (127,864)          (170,048)
  Class 15                                                               (857)              (391)
  Class 8                                                            (437,118)              (417)
                                                             ----------------   ----------------
  Total dividends to shareholders                                    (927,612)        (1,352,792)
                                                             ----------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                                  1,725,177,076      1,226,716,977
  Dividends reinvested                                                927,612          1,352,792
  Cost of shares redeemed                                      (1,665,413,585)    (1,233,011,798)
                                                             ----------------   ----------------
                                                                   60,691,103         (4,942,029)
                                                             ----------------   ----------------
  Net increase (decrease) in net assets                            60,691,103         (4,942,029)

NET ASSETS:
  Beginning of year                                               327,575,453        332,517,482
                                                             ----------------   ----------------
  End of year                                                $    388,266,556   $    327,575,453
                                                             ================   ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                RESERVE NEW YORK
                                                 TAX-EXEMPT TRUST                         RESERVE TAX-EXEMPT TRUST
                                           ----------------------------  --------------------------------------------------------
                                                   NEW YORK FUND               CALIFORNIA FUND              CONNECTICUT FUND
                                           ----------------------------  ----------------------------  --------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                           MAY 31, 2004   MAY 31, 2003   MAY 31, 2004   MAY 31, 2003   MAY 31, 2004  MAY 31, 2003
                                           -------------  -------------  -------------  -------------  ------------  ------------
DECREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                    $     121,640  $     794,443  $      65,151  $     368,395  $     17,239  $     94,365
                                           -------------  -------------  -------------  -------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net Investment Income (Note 1)                (121,640)      (794,443)       (65,151)      (368,395)      (17,239)      (94,365)
                                           -------------  -------------  -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares               649,496,561    592,663,728    505,853,333    392,076,216    79,082,035    68,379,658
  Dividends reinvested                           121,640        794,443         65,151        368,395        17,239        94,365
  Cost of shares redeemed                   (705,449,514)  (599,479,326)  (513,696,593)  (392,783,651)  (94,017,695)  (73,337,022)
                                           -------------  -------------  -------------  -------------  ------------  ------------
                                             (55,831,313)    (6,021,155)    (7,778,109)      (339,040)  (14,918,421)   (4,862,999)
                                           -------------  -------------  -------------  -------------  ------------  ------------
  Net decrease in net assets                 (55,831,313)    (6,021,155)    (7,778,109)      (339,040)  (14,918,421)   (4,862,999)

Net Assets:
  Beginning of year                          228,413,015    234,434,170    108,992,766    109,331,806    36,383,210    41,246,209
                                           -------------  -------------  -------------  -------------  ------------  ------------
  End of year                              $ 172,581,702  $ 228,413,015  $ 101,214,657  $ 108,992,766  $ 21,464,789  $ 36,383,210
                                           =============  =============  =============  =============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           RESERVE TAX-EXEMPT TRUST
                                           --------------------------------------------------------------------------------------
                                                    FLORIDA FUND              MASSACHUSETTS FUND             MICHIGAN FUND
                                           ----------------------------  ----------------------------  --------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                              MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,       MAY 31,
                                               2004           2003           2004           2003           2004          2003
                                           -------------  -------------  -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                    $      26,892  $     127,808  $      10,897  $      67,704  $      4,956  $     26,960
                                           -------------  -------------  -------------  -------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                 (26,892)      (127,808)       (10,897)       (67,704)       (4,956)      (26,960)
                                           -------------  -------------  -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares               187,577,015    145,621,862     79,829,239     61,356,637    36,464,490    35,519,672
  Dividends reinvested                            26,892        127,808         10,897         67,704         4,956        26,960
  Cost of shares redeemed                   (194,025,813)  (131,964,326)   (82,799,552)   (61,605,935)  (32,253,120)  (36,203,291)
                                           -------------  -------------  -------------  -------------  ------------  ------------
                                              (6,421,906)    13,785,344     (2,959,416)      (181,594)    4,216,326      (656,659)
                                           -------------  -------------  -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets       (6,421,906)    13,785,344     (2,959,416)      (181,594)    4,216,326      (656,659)

NET ASSETS:
  Beginning of year                           45,875,295     32,089,951     20,778,654     20,960,248     7,858,043     8,514,702
                                           -------------  -------------  -------------  -------------  ------------  ------------
  End of year                              $  39,453,389  $  45,875,295  $  17,819,238  $  20,778,654  $ 12,074,369  $  7,858,043
                                           =============  =============  =============  =============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                                           ----------------------------------------------------------
                                                 NEW JERSEY FUND                OHIO FUND
                                           ----------------------------  ----------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                              MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                               2004           2003           2004           2003
                                           -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                    $      31,405  $     163,613  $       7,585  $      28,268
                                           -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                 (31,405)      (163,613)        (7,585)       (28,268)
                                           -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares               194,005,843    152,886,030     64,441,135     39,006,284
  Dividends reinvested                            31,405        163,613          7,585         28,268
  Cost of shares redeemed                   (199,812,677)  (154,556,551)   (63,946,823)   (34,280,515)
                                           -------------  -------------  -------------  -------------
                                              (5,775,429)    (1,506,908)       501,897      4,754,037
                                           -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets       (5,775,429)    (1,506,908)       501,897      4,754,037

NET ASSETS:
  Beginning of year                           56,021,347     57,528,255     10,409,913      5,655,876
                                           -------------  -------------  -------------  -------------
  End of year                              $  50,245,918  $  56,021,347  $  10,911,810  $  10,409,913
                                           =============  =============  =============  =============

                                                          RESERVE TAX-EXEMPT TRUST
                                           ----------------------------------------------------------
                                                PENNSYLVANIA FUND             VIRGINIA FUND
                                           ----------------------------  ----------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                              MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                               2004           2003           2004           2003
                                           -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                    $      30,826  $     145,481  $       7,292  $      31,307
                                           -------------  -------------  -------------  -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                 (30,826)      (145,481)        (7,292)       (31,307)
                                           -------------  -------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares               151,857,837    109,365,156     73,535,462     48,777,938
  Dividends reinvested                            30,826        145,481          7,292         31,307
  Cost of shares redeemed                   (146,420,902)  (120,377,989)   (73,753,730)   (50,593,354)
                                           -------------  -------------  -------------  -------------
                                               5,467,761    (10,867,352)      (210,976)    (1,784,109)
                                           -------------  -------------  -------------  -------------
  Net increase (decrease) in net assets        5,467,761    (10,867,352)      (210,976)    (1,784,109)

NET ASSETS:
  Beginning of year                           40,592,335     51,459,687     11,260,044     13,044,153
                                           -------------  -------------  -------------  -------------
  End of year                              $  46,060,096  $  40,592,335  $  11,049,068  $  11,260,044
                                           =============  =============  =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE MUNICIPAL MONEY-MARKET TRUST
                                             ---------------------------------------------------------
                                                 LOUISIANA MUNICIPAL           MINNESOTA MUNICIPAL
                                                  MONEY-MARKET FUND             MONEY-MARKET FUND
                                             ---------------------------   ---------------------------
                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             MAY 31, 2004   MAY 31, 2003   MAY 31, 2004   MAY 31, 2003
                                             ------------   ------------   ------------   ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                      $        106   $        346   $        227   $        550
                                             ------------   ------------   ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)                     (106)          (346)          (227)          (550)
                                             ------------   ------------   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                    538,385             --      1,910,895         74,281
  Dividends reinvested                                106            346            227            550
                                             ------------   ------------   ------------   ------------
  Cost of shares redeemed                        (463,107)            --     (1,450,296)            --
                                             ------------   ------------   ------------   ------------
  Net increase in net assets                       75,384            346        460,826         74,831

NET ASSETS:
  Beginning of year                               110,502        110,156        185,021        110,190
                                             ------------   ------------   ------------   ------------
  End of year                                $    185,886   $    110,502   $    645,847   $    185,021
                                             ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with generally accepted accounting principles.

      A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2004, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized (Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana Money-Market Fund and Minnesota Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds each offer a single class of shares, except for the Interstate Tax-Exempt Fund, which currently offers twelve classes of shares as follows: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R. These financial statements and notes apply to all above mentioned series of all Trusts, except for the Interstate II Tax-Exempt Fund.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
      (1) above or (2) the period remaining until the instrument's next rate adjustment.

      C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Interstate Tax-Exempt Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class.

      E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

      F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

      G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. The Funds, with the exception of Interstate Tax-Exempt Fund, pay RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The Interstate Tax-Exempt Fund pays RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule: Class 8, 0.08%; Class 12, 0.12%; Class 15, 0.15%; Class 20,
      0.20%; Class 25, 0.25%; Class 35, 0.35%; Class 45, 0.45%; Treasurer's
      Trust, 0.60%; Class 70, 0.50%; Class 75, 0.55%; Class 95, 0.75%; Class R,
      0.80%. The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the

      Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the year ended May 31, 2004, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

         FUND                                                                                          AMOUNT
         ----                                                                                          ------
         New York Tax-Exempt Fund                                                                    $ 277,350
         Interstate Tax-Exempt Fund                                                                    272,812
         California Tax-Exempt Fund                                                                    120,485
         Connecticut Tax-Exempt Fund                                                                    39,150
         Florida Tax-Exempt Fund                                                                        41,754
         Massachusetts Tax-Exempt Fund                                                                  23,631
         Michigan Tax-Exempt Fund                                                                        7,510
         New Jersey Tax-Exempt Fund                                                                     67,733
         Ohio Tax-Exempt Fund                                                                           11,192
         Pennsylvania Tax-Exempt Fund                                                                   35,154
         Virginia Tax-Exempt Fund                                                                       12,154
         Louisiana Municipal Money-Market Fund                                                             625
         Minnesota Municipal Money-Market Fund                                                             867

      Certain Officers and Trustees of the Trusts are also Officers of RMCI.

      As of May 31, 2004, RMCI owned 59% of the Louisiana and 17% of the Minnesota Municipal-Money Market Funds.

      DISTRIBUTION ASSISTANCE:

      The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of shares and of Interstate Tax-Exempt Fund Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses may not exceed 0.20% per year of the Classes' average daily net assets. The Distribution Plan requires RMCI to pay at least an equal amount from its own resources.

(3)   CONCENTRATION OF CREDIT RISK:

      Total assets of the Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund each include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)   INVESTMENT CONCENTRATION:

      The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at May 31, 2004:

      NEW YORK TAX-EXEMPT FUND  98.4%

      LETTER OF CREDIT

      Allied Irish Bank, PLC                           3.6%
      Bank of America NA                               4.1%
      Bank of New York                                 5.4%
      Bank of Nova Scotia                              5.2%
      Bayerische Landesbank Girozentrale               4.1%
      BNP Paribas                                      4.9%
      Citibank, NA                                     5.4%
      Dexia Bank                                       5.1%
      Fleet National Bank                              4.9%
      FNMA                                             5.2%
      HSBC Bank                                        4.9%
      JPMorganChase Bank                               4.3%
      KBC Bank NV                                      4.6%
      Keybank NA                                       4.4%
      Landesbank Baden-Wurttemberg                     2.6%
      Landesbank Hessen-Thueringen Girozentrale        5.3%
      Societe Generale                                 5.2%
      State Street Bank & Trust Co.                    2.3%
      Suntrust Bank                                    0.6%
      Toronto-Dominion Bank                            2.5%
      Wachovia Bank NA                                 2.8%
      Westdeutsche Landesbank AG                       4.7%

    * BOND INSURANCE

      AMBAC                                            4.6%
      FGIC                                             1.7%

      INTERSTATE TAX-EXEMPT FUND  90.3%

      LETTER OF CREDIT

      ABN-AMRO Bank NV                                 1.5%
      Allied Irish Bank, PLC                           2.4%
      Bank of America NA                               2.8%
      Bank of New York                                 2.0%
      Bank of Nova Scotia                              1.6%
      Bank of Scotland, PLC                            0.0%
      Bank One, NA                                     2.0%
      Barclays Bank PLC                                0.2%
      Bayerische Landesbank Girozentrale               2.3%
      BNP Paribas                                      3.2%
      Branch Banking & Trust Co.                       0.4%
      Canadian Imperial Bank of Commerce               0.0%
      Citibank, NA                                     2.8%
      Comerica Bank                                    1.2%
      Credit Suisse First Boston                       1.5%
      Danske Bank                                      3.4%
      DEPFA Bank, PLC                                  0.5%
      Deutsche Bank AG                                 0.0%
      Dexia Bank                                       3.0%
      FHLB                                             1.0%
      FHLMC                                            2.6%
      Fifth Third Bank                                 3.4%
      Fleet National Bank                              4.4%
      FNMA                                             3.8%
      Harris Trust & Savings Bank                      3.1%
      HBOS PLC                                         0.8%
      Hibernia National Bank                           1.2%
      HSBC Bank USA                                    0.1%
      Huntington National Bank                         0.6%
      JPMorganChase Bank                               2.2%
      KBC Bank NV                                      1.3%
      Keybank NA                                       1.3%
      Landesbank Baden-Wurttemberg                     0.5%
      Landesbank Hessen-Thuerinigen Girozentrale       1.9%
      LaSalle Bank, NA                                 3.7%
      Lloyds TSB Bank PLC                              0.2%
      M&I Bank                                         0.3%
      Manufactuers and Traders Trust Co.               0.3%
      Natexis Banques Populaires                       0.3%
      National City Bank                               0.7%
      Northern Trust Co.                               1.7%
      PNC Bank, NA                                     0.8%
      Rabobank Nederland                               0.8%
      Royal Bank of Scotland, PLC                      0.3%
      Societe Generale                                 1.1%
      Standard Federal Bank, NA                        0.1%
      State Street Bank & Trust Co.                    0.8%
      Suntrust Bank                                    2.6%
      Toronto-Dominion Bank                            1.6%
      US Bank NA                                       1.8%
      Wachovia Bank NA                                 3.3%
      Wells Fargo Bank NA                              1.6%
      Westdeutsche Landesbank AG                       0.5%

    * BOND INSURANCE

      AMBAC                                            2.2%
      FGIC                                             4.5%
      FSA                                              1.6%
      MBIA                                             0.5%

      CALIFORNIA TAX-EXEMPT FUND  95.4%

      LETTER OF CREDIT

      Allied Irish Bank, PLC                           4.2%
      Bank of America NA                               3.9%
      Bank of New York                                 3.6%
      Bank of Nova Scotia                              3.9%
      Bayerische Landesbank Girozentrale               2.8%
      BNP Paribas                                      1.6%
      Calyon                                           4.9%
      Canadian Imperial Bank of Commerce               4.2%
      Citibank, NA                                     4.0%
      Credit Suisse First Boston                       2.7%
      FHLMC                                            4.1%
      FNMA                                             4.4%
      JPMorganChase Bank                               3.7%
      Kredietbank NV, Brussels                         4.5%
      Landesbank Baden-Wurttemberg                     4.2%
      Landesbank Hessen-Thuerinigen Girozentrale       3.6%
      LaSalle Bank, NA                                 4.4%
      Societe Generale                                 3.4%
      State Street Bank & Trust Co.                    4.2%
      Union Bank of Switzerland                        0.8%
      US Bank NA                                       3.0%
      Wachovia Bank NA                                 2.1%
      Wells Fargo Bank NA                              4.0%

    * BOND INSURANCE

      AMBAC                                            4.4%
      FGIC                                             4.4%
      FSA                                              4.4%

      CONNECTICUT TAX-EXEMPT FUND  79.5%

      LETTER OF CREDIT

      Allied Irish Bank, PLC                           4.7%
      Bayerische Landesbank Girozentrale               4.7%
      Fleet National Bank                              9.1%
      JPMorganChase Bank                               4.7%
      KBC Bank NV                                      4.7%
      LaSalle Bank, NA                                 4.7%
      Landesbank Hessen-Thueringen Girozentrale        9.8%
      Northern Trust Co.                               4.7%
      Wachovia Bank NA                                 4.7%

    * BOND INSURANCE

      AMBAC                                            4.4%
      FGIC                                             9.3%
      FSA                                              9.3%
      MBIA                                             4.7%

      FLORIDA TAX-EXEMPT FUND  97.1%

      LETTER OF CREDIT

      Bank of America NA                               4.6%
      Bank One, NA                                     4.6%
      BNP Paribas                                      4.6%
      Credit Suisse First Boston                       4.5%
      Fifth Third Bank                                 3.5%
      Florida Power & Light                            4.5%
      FHLMC                                            7.8%
      FNMA                                             4.6%
      HBOS PLC                                         4.3%
      HSBC Bank USA                                    4.8%
      JPMorganChase Bank                               4.3%
      Keybank NA                                       4.6%
      LaSalle Bank NA                                  4.3%
      Northern Trust Co.                               4.3%
      Societe Generale                                 4.1%
      Suntrust Bank                                    4.8%
      Wells Fargo Bank, NA                             5.1%

    * BOND INSURANCE

      AMBAC                                            5.1%
      FGIC                                             4.6%
      FST                                              8.1%

      MASSACHUSETTS TAX-EXEMPT FUND  70.1%

      LETTER OF CREDIT

      Allied Irish Bank, PLC                           4.5%
      Depfa Bank, PLC                                  3.9%
      Dexia Bank                                       4.5%
      Fleet National Bank                              9.5%
      FNMA                                             4.5%
      KBC Bank NV                                      9.5%
      Landesbank Baden-Wurttemberg                     4.5%
      Landesbank Hessen-Thueringen Girozentrale        4.5%
      State Street Bank & Trust Co.                    3.9%
      Wachovia Bank NA                                 4.5%

    * Bond Insurance

      AMBAC                                            4.5%
      FGIC                                             7.3%
      MBIA                                             4.5%

      MICHIGAN TAX-EXEMPT FUND  94.6%

      LETTER OF CREDIT

      Bank of America, NA                              4.2%
      Bank One, NA                                     4.2%
      Comerica Bank                                    4.2%
      Dexia Bank                                       9.1%
      FHLB                                             9.9%
      Fifth Third Bank                                 7.5%
      FNMA                                             4.1%
      Huntington National Bank                         8.3%
      JPMorganChase Bank                               2.5%
      Keybank NA                                       1.0%
      Landesbank Hessen-Thuerinigen Girozentrale       4.1%
      LaSalle Bank, NA                                 4.2%
      National City Bank                               4.1%
      Northern Trust Co.                               9.9%
      Standard Federal Bank, NA                        5.0%

    * BOND INSURANCE

      AMBAC                                            4.1%
      FGIC                                             4.1%
      MBIA                                             4.1%

      NEW JERSEY TAX-EXEMPT FUND  91.0%

      LETTER OF CREDIT

      Bank of New York                                 9.4%
      Bank of Nova Scotia                              4.4%
      Barclay Bank PLC                                 6.0%
      Bayerische Landesbank Girozentrale               4.4%
      BNP Paribas                                      1.9%
      Citibank, NA                                     4.0%
      Fleet National Bank                              2.9%
      FNMA                                             4.9%
      JPMorganChase Bank                               8.6%
      KBC Bank NV                                      4.4%
      Lloyds TSB Bank PLC                              4.4%
      PNC Bank, NA                                     9.6%
      Suntrust Bank                                    4.2%
      Wachovia Bank NA                                 4.9%

    * BOND INSURANCE

      FGIC                                             7.8%
      FSA                                              4.4%
      MBIA                                             4.8%

      OHIO TAX-EXEMPT FUND  98.5%

      LETTER OF CREDIT

      ABN-AMRO Bank NV                                 4.6%
      Allied Irish Bank, PLC                           4.6%
      Bank One, NA                                     3.8%
      Barclays Bank PLC                                4.6%
      BNP Paribas                                      4.6%
      Fifth Third Bank                                 4.5%
      Fleet National Bank                              4.5%
      HBOS PLC                                         4.6%
      HSBC Bank                                        5.0%
      Huntington National Bank                         4.6%
      JPMorganChase Bank                               4.6%
      Keybank NA                                       4.6%
      LaSalle Bank, NA                                 4.6%
      National City Bank                               9.2%
      State Street Bank & Trust Co.                    4.6%
      US Bank NA                                       4.6%
      Wachovia Bank NA                                 4.6%
      Wells Fargo Bank NA                              3.4%

    * BOND INSURANCE

      AMBAC                                            3.7%
      FSA                                              4.6%
      MBIA                                             4.6%

      PENNSYLVANIA TAX-EXEMPT FUND  99.1%

      LETTER OF CREDIT

      ABN-AMRO Bank NV                                 9.7%
      Allied Irish Bank, PLC                           9.7%
      Bank of America NA                               4.6%
      Bank of Nova Scotia                              2.2%
      Bank One, NA                                     4.5%
      BNP Paribas                                      4.7%
      Depfa Bank, PLC                                  4.3%
      Dexia Bank                                       4.8%
      Fleet National Bank                              4.3%
      FNMA                                             4.8%
      JPMorganChase Bank                               2.6%
      Landesbank Hessen-Thuerinigen Girozentrale       4.7%
      Northern Trust Co.                               4.8%
      PNC Bank, NA                                     9.6%
      Rabobank Nederland                               4.8%
      Suntrust Bank                                    4.6%
      Toronto-Dominion Bank                            4.6%
      Wachovia Bank NA                                 9.8%

      VIRGINIA TAX-EXEMPT FUND  77.4%

      LETTER OF CREDIT

      Bank of America NA                               8.1%
      BB&T NA                                          7.2%
      Citibank, NA                                     4.5%
      Credit Suisse First Boston                       4.5%
      FHLMC                                            4.5%
      FNMA                                             7.2%
      HBOS PLC                                         4.5%
      JPMorganChase Bank                               4.5%
      KBC Bank NV                                      4.5%
      Suntrust Bank                                    7.2%
      US Bank NA                                       4.5%
      Wachovia Bank NA                                 7.2%

    * BOND INSURANCE

      AMBAC                                            4.5%
      FSA                                              4.5%

      LOUISIANA MUNICIPAL MONEY-MARKET FUND  76.6%

      LETTER OF CREDIT

      Bank of America NA                               4.8%
      Bank of New York                                 4.8%
      Bank One, NA                                     4.8%
      Bayerische Landesbank Girozentrale               4.8%
      BNP Paribas                                      4.8%
      FNMA                                             4.3%
      Hibernia National Bank                           9.7%
      Natexis Banques Populaires                       7.5%
      Suntrust Bank                                    8.6%

    * BOND INSURANCE

      AMBAC                                            9.1%
      FGIC                                             4.8%
      MBIA                                             8.6%

      MINNESOTA MUNICIPAL MONEY-MARKET FUND  82.5%

      LETTER OF CREDIT

      ABN-AMRO Bank NV                                 3.9%
      Allied Irish Bank, PLC                           8.5%
      Dexia Bank                                       4.3%
      FHLMC                                            8.5%
      FNMA                                             8.5%
      Harris Trust & Savings Bank                      3.7%
      Landesbank Hessen-Thuerinigen Girozentrale       3.9%
      LaSalle Bank, NA                                 4.3%
      M&I Bank                                         8.5%
      US Bank NA                                       4.3%
      Wachovia Bank NA                                 8.5%
      Wells Fargo Bank NA                              3.9%
      Westdeutsche Landesbank AG                       3.9%

    * BOND INSURANCE

      AMBAC                                            3.9%
      MBIA                                             3.9%

    * Some securities may be backed by both a line of credit and bond insurance.

(5)   COMPOSITION OF NET ASSETS

      At May 31, 2004, the composition of each Fund's net assets was as follows:

                                               NEW YORK      INTERSTATE     CALIFORNIA     CONNECTICUT      FLORIDA
                                                 FUND           FUND           FUND           FUND           FUND
                                             -------------  -------------  -------------  -------------  -------------
      Par Value                              $     172,582  $     388,267  $     101,215  $      21,465  $      39,453
      Additional-Paid-in-Capital               172,409,120    387,878,289    101,113,442     21,443,324     39,413,936
                                             -------------  -------------  -------------  -------------  -------------
      Net Assets                             $ 172,581,702  $ 388,266,556  $ 101,214,657  $  21,464,789  $  39,453,389
                                             =============  =============  =============  =============  =============

                                             MASSACHUSETTS    MICHIGAN      NEW JERSEY        OHIO       PENNSYLVANIA
                                                 FUND           FUND           FUND           FUND           FUND
                                             -------------  -------------  -------------  -------------  -------------
      Par Value                              $      17,819  $      12,074  $      50,246  $      10,911  $      46,060
      Additional-Paid-in-Capital                17,801,419     12,062,295     50,195,672     10,900,899     46,014,036
                                             -------------  -------------  -------------  -------------  -------------
      Net Assets                             $  17,819,238  $  12,074,369  $  50,245,918  $  10,911,810  $  46,060,096
                                             =============  =============  =============  =============  =============

                                                                             VIRGINIA       LOUISIANA      MINNESOTA
                                                                               FUND            FUND          FUND
                                                                           -------------  -------------  -------------
      Par Value                                                            $      11,049  $          19  $          65
      Additional-Paid-in-Capital                                              11,038,019        185,867        645,782
                                                                           -------------  -------------  -------------
      Net Assets                                                           $  11,049,068  $     185,886  $     645,847
                                                                           =============  =============  =============

      The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2004.

(6)   CAPITAL SHARE TRANSACTIONS:

      For the years ended May 31, 2004 and May 31,2003, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

                                                                 YEAR ENDED MAY 31, 2004
                            --------------------------------------------------------------------------------------------------
                                                             AUGUST 7, 2003
                                              TREASURER'S   TO MAY 31, 2004*
                               CLASS R           TRUST          CLASS 45        CLASS 25        CLASS 15          CLASS 8
                            -------------  ---------------  ----------------  ------------  ----------------  ----------------
      Sold                    956,117,978      204,132,027            10,000    42,163,525                 2       522,753,544
      Reinvested                  265,314           96,414                45       127,864               857           437,118
      Redeemed               (953,227,161)    (210,879,759)               --   (44,215,837)               --      (457,090,828)
                            -------------  ---------------  ----------------  ------------  ----------------  ----------------
      Net Increase
       (Decrease)               3,156,131       (6,651,318)           10,045    (1,924,448)              859        66,099,834
                            =============  ===============  ================  ============  ================  ================

                                                                          YEAR ENDED MAY 31, 2003
                                           -----------------------------------------------------------------------------------
                                                                                            JANUARY 13. 2003  JANUARY 13. 2003
                                                               TREASURER'S                  TO MAY 31, 2003*  TO MAY 31, 2003*
                                               CLASS R            TRUST         CLASS 25        CLASS 15          CLASS 8
                                           ---------------  ----------------  ------------  ----------------  ----------------
      Sold                                   1,038,610,699       163,168,631    24,737,647           100,000           100,000
      Reinvested                                 1,016,021           165,915       170,048               391               417
      Redeemed                              (1,054,942,905)     (154,604,431)  (23,464,462)               --                --
                                           ---------------  ----------------  ------------  ----------------  ----------------
      Net Increase (Decrease)                  (15,316,185)        8,730,115     1,443,233           100,391           100,417
                                           ===============  ================  ============  ================  ================

----------
*   Commencement of Class operations.

(7)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                    CLASS R
                                                          ------------------------------------------------------------------
                                                                              YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      INTERSTATE TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0010        0.0034        0.0108        0.0289        0.0267
      Dividends from net investment income                   (0.0010)      (0.0034)      (0.0108)      (0.0289)      (0.0267)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.10%         0.34%         1.09%         2.95%         2.67%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $    283.5    $    280.4    $    295.7    $    296.2    $    271.9
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.01%         1.00%
      Ratio of net investment income to average
        net assets                                              0.00%         0.32%         1.08%         2.89%         2.60%
      Ratio of expenses to average net assets net
        of fee waivers                                          0.90%         0.99%         1.01%         1.01%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.10%         0.33%         1.08%         2.89%         2.60%

                                                                                         TREASURER'S TRUST
                                                                        ----------------------------------------------------
                                                                           YEAR         YEAR           YEAR        APRIL 17,
                                                                          ENDED         ENDED         ENDED        2002* TO
                                                                          MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                                           2004          2003          2002          2001
                                                                        ----------    ----------    ----------    ----------
      Net asset value at beginning of period                            $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                                        ----------    ----------    ----------    ----------
      Net investment income                                                 0.0040        0.0074        0.0149        0.0002
      Dividends from net investment income                                 (0.0040)      (0.0074)      (0.0149)      (0.0002)
                                                                        ----------    ----------    ----------    ----------
      Net asset value at end of period                                  $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                                        ==========    ==========    ==========    ==========
      Total Return                                                            0.40%         0.74%         1.50%         0.02%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                               $     22.5    $     29.2    $     20.5    $     85.4
      Ratio of expenses to average net assets                                 0.60%         0.60%         0.61%         0.60%(a)
      Ratio of net investment income to average net assets                    0.37%         0.71%         1.59%         2.56%(a)

                                                          CLASS 45                            CLASS 25
                                                         ----------     ----------------------------------------------------
                                                          AUGUST 7,        YEAR          YEAR          YEAR         MAY 29,
                                                          2003* TO        ENDED          ENDED        ENDED        2001* TO
                                                           MAY 31,       MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                                            2004           2004          2003          2002          2001
                                                         ----------     ----------    ----------    ----------    ----------
      Net asset value at beginning of period             $   1.0000     $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                         ----------     ----------    ----------    ----------    ----------
      Net investment income                                  0.0044         0.0075        0.0109        0.0184        0.0002
      Dividends from net investment income                  (0.0044)       (0.0075)      (0.0109)      (0.0184)      (0.0002)
                                                         ----------     ----------    ----------    ----------    ----------
      Net asset value at end of period                   $   1.0000     $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                         ==========     ==========    ==========    ==========    ==========
      Total Return                                             0.45%          0.75%         1.09%         1.86%         0.02%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                $       --     $     15.9    $     17.8    $     16.3    $     45.7
      Ratio of expenses to average net assets                  0.44%(a)       0.25%         0.25%         0.26%         0.25%(a)
      Ratio of net investment income to average net
        assets                                                 0.55%(a)       0.74%         1.07%         1.96%         2.91%(a)

                                                                                CLASS 15                     CLASS 8
                                                                        ------------------------    ------------------------
                                                                           YEAR       JANUARY 13,      YEAR       JANUARY 13,
                                                                           ENDED       2003* TO        ENDED       2003* TO
                                                                          MAY 31,       MAY 31,       MAY 31,       MAY 31,
                                                                           2004          2003          2004          2003
                                                                        ----------    ----------    ----------    ----------
      Net asset value at beginning of period                            $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                                        ----------    ----------    ----------    ----------
      Net investment income                                                 0.0085        0.0039        0.0092        0.0042
      Dividends from net investment income                                 (0.0085)      (0.0039)      (0.0092)      (0.0042)
                                                                        ----------    ----------    ----------    ----------
      Net asset value at end of period                                  $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                                        ==========    ==========    ==========    ==========
      Total Return                                                            0.86%         0.39%         0.93%         0.42%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                               $      0.1    $      0.1    $     66.2    $      0.1
      Ratio of expenses to average net assets                                 0.15%         0.15%(a)      0.08%         0.08%(a)
      Ratio of net investment income to average net assets                    0.85%         1.03%(a)      0.92%         1.10%(a)

                                                                                YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      NEW YORK TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0034        0.0095        0.0281        0.0258
      Dividends from net investment income                   (0.0006)      (0.0034)      (0.0095)      (0.0281)      (0.0258)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.34%         0.95%         2.87%         2.58%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $    172.6    $    228.4    $    234.4    $    281.6    $    228.4
      Ratio of expenses to average net assets                   1.02%         1.00%         1.01%         1.01%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.07)%        0.33%         0.94%         2.81%         2.55%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.89%         0.99%         1.01%         1.01%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.34%         0.94%         2.81%         2.55%

                                                                                                                   JULY 2,
                                                                           YEARS ENDED MAY 31,                    1999* TO
                                                          ----------------------------------------------------     MAY 31,
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      CALIFORNIA TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0033        0.0098        0.0236        0.0208
      Dividends from net investment income                   (0.0006)      (0.0033)      (0.0098)      (0.0236)      (0.0208)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.33%         0.98%         2.42%         2.27%(a)

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $    101.2    $    109.0    $    109.3    $    136.2    $     91.4
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.00%         1.00%(a)
      Ratio of net investment income (loss) to average
        net assets                                             (0.05)%        0.31%         1.00%         2.36%         2.27%(a)
      Ratio of expenses to average net assets net of
        fee waivers                                             0.89%         0.99%         1.01%         1.00%         0.96%(a)
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.32%         1.00%         2.36%         2.31%(a)

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      CONNECTICUT TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0025        0.0092        0.0273        0.0248
      Dividends from net investment income                   (0.0006)      (0.0025)      (0.0092)      (0.0273)      (0.0248)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.25%         0.92%         2.75%         2.48%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     21.5    $     36.4    $     41.2    $     40.2    $     51.1
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.01%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.08)%        0.23%         0.92%         2.73%         2.42%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.86%         0.98%         1.01%         1.01%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.25%         0.92%         2.73%         2.42%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      FLORIDA TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0036        0.0105        0.0294        0.0272
      Dividends from net investment income                   (0.0006)      (0.0036)      (0.0105)      (0.0294)      (0.0272)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.36%         1.05%         2.98%         2.72%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     39.5    $     45.9    $     32.1    $     28.9    $     28.9
      Ratio of expenses to average net assets                   1.00%         1.00%         1.00%         1.01%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.03)%        0.34%         0.99%         2.94%         2.68%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.91%         0.99%         1.00%         1.01%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.35%         0.99%         2.94%         2.68%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      MASSACHUSETTS TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0030        0.0099        0.0279        0.0256
      Dividends from net investment income                   (0.0006)      (0.0030)      (0.0099)      (0.0279)      (0.0256)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.30%         0.99%         2.85%         2.56%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     17.8    $     20.8    $     21.0    $     18.8    $     16.1
      Ratio of expenses to average net assets                   1.01%         1.00%         1.00%         1.00%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.07)%        0.28%         0.99%         2.79%         2.55%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.88%         0.98%         1.00%         1.00%         1.00%
      Ratio of net investment income to average net
      assets net of fee waivers                                 0.06%         0.30%         0.99%         2.79%         2.55%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      MICHIGAN TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0029        0.0080        0.0276        0.0263
      Dividends from net investment income                   (0.0006)      (0.0029)      (0.0080)      (0.0276)      (0.0263)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.29%         0.81%         2.83%         2.63%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     12.1    $      7.9    $      8.5    $      4.8    $      2.2
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.00%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.03)%        0.27%         0.63%         2.76%         2.60%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.91%         0.98%         1.00%         1.00%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.29%         0.64%         2.76%         2.60%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      NEW JERSEY TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0029        0.0101        0.0277        0.0249
      Dividends from net investment income                   (0.0006)      (0.0029)      (0.0101)      (0.0277)      (0.0249)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.29%         1.01%         2.83%         2.49%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     50.2    $     56.0    $     57.5    $     52.9    $     44.4
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.01%         1.05%
      Ratio of net investment income (loss) to average
        net assets                                             (0.07)%        0.25%         0.94%         2.77%         2.46%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.87%         0.97%         1.01%         1.01%         1.05%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.28%         0.94%         2.77%         2.46%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      OHIO TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0030        0.0082        0.0281        0.0256
      Dividends from net investment income                   (0.0006)      (0.0030)      (0.0082)      (0.0281)      (0.0256)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.30%         0.83%         2.88%         2.56%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     10.9    $     10.4    $      5.7    $      8.1    $      8.9
      Ratio of expenses to average net assets                   1.01%         1.00%         1.01%         1.00%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.03)%        0.28%         0.81%         2.81%         2.95%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.92%         0.99%         1.01%         1.00%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.29%         0.81%         2.81%         2.95%

                                                                                 YEARS ENDED MAY 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      PENNSYLVANIA TAX-EXEMPT FUND

      Net asset value at beginning of year                $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0007        0.0036        0.0097        0.0287        0.0276
      Dividends from net investment income                   (0.0007)      (0.0036)      (0.0097)      (0.0287)      (0.0276)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of year                      $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.07%         0.36%         0.97%         2.97%         2.76%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                   $     46.1    $     40.6    $     51.5    $     34.1    $     21.1
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.00%         1.00%
      Ratio of net investment income (loss) to average
        net assets                                             (0.01)%        0.34%         0.89%         2.87%         2.73%
      Ratio of expenses to average net assets net of
        fee waivers                                             0.93%         1.00%         1.01%         1.00%         1.00%
      Ratio of net investment income to average net
        assets net of fee waivers                               0.07%         0.34%         0.89%         2.87%         2.73%

                                                                                                                  MARCH 3,
                                                                           YEARS ENDED MAY 31,                    2000* TO
                                                          ----------------------------------------------------     MAY 31,
                                                             2004          2003          2002          2001          2000
                                                          ----------    ----------    ----------    ----------    ----------
      VIRGINIA TAX-EXEMPT FUND

      Net asset value at beginning of period              $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ----------    ----------    ----------    ----------    ----------
      Net investment income                                   0.0006        0.0025        0.0069        0.0253        0.0075
      Dividends from net investment income                   (0.0006)      (0.0025)      (0.0069)      (0.0253)      (0.0075)
                                                          ----------    ----------    ----------    ----------    ----------
      Net asset value at end of period                    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                          ==========    ==========    ==========    ==========    ==========
      Total Return                                              0.06%         0.25%         0.69%         2.77%         3.08%(a)

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                 $     11.0    $     11.3    $     13.0    $      6.7    $      2.1
      Ratio of expenses to average net assets                   1.00%         1.00%         1.01%         1.00%         1.01%(a)
      Ratio of net investment income (loss) to average
        net assets                                             (0.04)%        0.19%         0.58%         2.53%         3.19%(a)
      Ratio of expenses to average net assets net of
        fee waivers                                             0.90%         0.95%         0.99%         1.00%         0.97%(a)
      Ratio of net investment income to average net
        assets net of fee waivers                               0.06%         0.24%         0.60%         2.53%         3.23%(a)

                                                                                                                   APRIL 17
                                                                                        YEARS ENDED MAY 31,        2002* TO
                                                                                      ------------------------     MAY 31,
                                                                                         2004          2003          2002
                                                                                      ----------    ----------    ----------
      LOUISIANA MUNICIPAL MONEY-MARKET FUND

      Net asset value at beginning of period                                          $   1.0000    $   1.0000    $   1.0000
                                                                                      ----------    ----------    ----------
      Net investment income                                                               0.0007        0.0032        0.0014
      Dividends from net investment income                                               (0.0007)      (0.0032)      (0.0014)
                                                                                      ----------    ----------    ----------
      Net asset value at end of period                                                $   1.0000    $   1.0000    $   1.0000
                                                                                      ==========    ==========    ==========
      Total Return                                                                          0.07%         0.32%         0.14%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                                             $      0.2    $      0.1    $      0.1
      Ratio of expenses to average net assets                                               1.00%         1.00%         1.04%(a)
      Ratio of net investment income (loss) to average
        net assets                                                                         (0.30)%       (0.11)%        0.36%(a)
      Ratio of expenses to average net assets net of fee waivers                            0.64%         0.57%         0.00%(a)
      Ratio of net investment income to average net assets net of fee waivers               0.06%         0.32%         1.15%(a)

                                                                                                                   APRIL 17
                                                                                         YEARS ENDED MAY 31,       2002* TO
                                                                                      ------------------------     MAY 31,
                                                                                         2004          2003          2002
                                                                                      ----------    ----------    ----------
      MINNESOTA MUNICIPAL MONEY-MARKET FUND

      Net asset value at beginning of period                                          $   1.0000    $   1.0000    $   1.0000
                                                                                      ----------    ----------    ----------
      Net investment income                                                               0.0006        0.0044        0.0017
      Dividends from net investment income                                               (0.0006)      (0.0044)      (0.0017)
                                                                                      ----------    ----------    ----------
      Net asset value at end of period                                                $   1.0000    $   1.0000    $   1.0000
                                                                                      ==========    ==========    ==========
      Total Return                                                                          0.06%         0.44%         0.17%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period (millions)                                             $      0.6    $      0.2    $      0.1
      Ratio of expenses to average net assets                                               1.01%         1.00%         1.04%(a)
      Ratio of net investment income (loss) to average net assets                          (0.17)%        0.12%         0.36%(a)
      Ratio of expenses to average net assets net of fee waivers                            0.78%         0.69%         0.00%(a)
      Ratio of net investment income to average net assets net of fee waivers               0.06%         0.43%         1.40%(a)

----------
*   Inception of Class Operations.

(a) Annualized.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust:

In our opinion, the accompanying statements of net assets (for Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund, and Minnesota Municipal Money-Market Fund, the statements of assets and liabilities, including the schedules of investments) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Tax-Exempt Fund (a portfolio of Reserve New York Tax-Exempt Trust), Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, and Virginia Tax-Exempt Fund (ten of the portfolios constituting Reserve Tax-Exempt Trust), and Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund (constituting Reserve Municipal Money-Market Trust) (collectively, the "Funds") at May 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

New York, New York
July 30, 2004

         THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company since 2002.

INTERESTED TRUSTEE

                                   POSITIONS           TERM OF OFFICE +                  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*             Chairman, Chief          Chairman and Chief       President of Reserve Management Company, Inc.
Age: 67                    Executive Officer        Executive Officer        ("RMCI"), Director and Chairman/Chief Executive
The Reserve Funds          and Trustee of the       since 2000               Officer of Reserve Management Corporation ("RMC")
1250 Broadway              Reserve Tax-Exempt                                and Chairman and Director of Resrv Partners, Inc.
New York, NY 10001         Trust ("RTET"), the      Trustee of RTET          ("RESRV") since 200; Chairman and Director of Reserve
                           Reserve New York         since 1971               International Liquidity Fund (USD) Ltd. since 1990.
                           Tax-Exempt Trust
                           ("RNYTET"), and the      Trustee of RNYTET        C0-founder of the Reserve Fund ("RF") In 1970;
                           Reserve Municipal        since 1983               officer thereof since 1970.a
                           Money-Market Trust
                           ("RMMMT")                Trustee of RMMMT
                                                    since 2002

BRUCE R. BENT II           President and            President and            Senior Vice President, Secretary and Assistant
Age: 38                    Assistant Treasurer      Assistant Treasurer      Treasurer of RMCI, Senior Vice President, Secretary
The Reserve Funds          of RTET, RNYTET and      of RTET and RNYTET       and Assistant Treasurer of RMC, and Secretary and
1250 Broadway              RMMMT                    since 2000               Director of RESRV since 2000; Trustee of RF, RTET,
New York, NY 10001                                                           RNYTET, and the Hallmark Equity Series Trust
                           Trustee of RMMMT.        President, Assistant     ("Hallmark Trust") from 1999 to 2001; Vice President
                                                    Treasurer and            of RMC, RMCI and RESRV from 1992 to 2000
                                                    Trustee of RMMMT
                                                    since 2002

ARTHUR T. BENT III*        Chief Operating          Chief Operating          Chief Operating Officer/Treasurer, Senior Vice
Age: 36                    Officer/Treasurer,       Officer/Treasurer,       President and Assistant Secretary of RMCI,
The Reserve Funds          Senior Vice              Senior Vice              President, Treasurer and Assistant Secretary of
1250 Broadway              President and            President and            RMC, and, Treasurer and Director of RESRV since
New York, NY 10001         Assistant Secretary      Assistant Secretary      2000; Vice President RMC, RMCI and RESRV from 1997
                           of RTET, RNYTET and      of RTET and RNYTET       to 2000.
                           RMMMT                    since 2000

                           Trustee of RMMMT.        Chief Operating
                                                    Officer/Treasurer,
                                                    Senior Vice
                                                    President, Assistant
                                                    Secretary and
                                                    Trustee of RMMMT
                                                    since 2002

NON-INTERESTED TRUSTEES

                                   POSITIONS          TERM OF OFFICE **                  PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.          Trustee of RTET,         Trustee of RTET          Retired. President, Premier Resources, Inc.
Age: 73                    RNYTET and RMMMT         since 1971               (meeting management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736                                 Trustee of RNYTET
                                                    since 1983

                                                    Trustee of RMMMT
                                                    since 2002

PATRICK J. FOYE            Trustee of RTET,         Trustee of RTET and      President and CEO, United Way of Long Island, since
Age: 47                    RNYTET and RMMMT         RNYTET since 2001        February 2004; Chairman, New York Public Asset Fund
819 Grand Blvd                                                               (state agency), since 2002; Deputy Chairman, Long
Deer Park, NY 11729                                 Trustee of RMMMT         Island Power Authority (public utility) since 1995;
                                                    since 2002               Executive Vice President of Apartment Investment and
                                                                             Management Company (real estate investment) May 1998
                                                                             to February 2004; Partner, Skadden, Arps Slate Meagher
                                                                             & Flom (Law firm) from 1989 to 1998.

DONALD J. HARRINGTON       Trustee of RTET,         Trustee of RTET and      President of St. John's University, New York
Age: 58                    RNYTET and RMMMT         RNYTET since 1987        since 1989.
c/o St. John's University
8000 Utopia Parkway                                 Trustee of RMMMT
Jamaica, NY 11439                                   since 2002

WILLIAM J. MONTGORIS       Trustee of RTET,         Trustee of RTET and      Retired since 1999;. Chief Operating Officer of
Age: 57                    RNYTET and RMMMT         RNYTET since 1999        The Bear Stearns Companies, Inc. from 1979 to 1999.
286 Gregory Road
Franklin Lakes, NJ 07417                            Trustee of RMMMT
                                                    since 2002

WILLIAM E. VIKLUND         Trustee of RTET,         Trustee of RTET and      Retired since 1996; President and COO of Long Island
Age: 63                    RNYTET and RMMMT         RNYTET since 1999        Bankcorp from 1980 to 1996; Prisident and CEO of Long
110 Grist Mill Lane                                 and from 1987 to 1990    Island Savings Bank from 1980 to 1996.
Plandome Manor, NY 11030
                                                    Trustee of RMMMT
                                                    since 2002

*   MR. BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a)
    (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** MESSRS. BRUCE BENT II AND ARTHUR BENT III ARE "INTERESTED" TRUSTEES OF THE RESERVE MUNICIPAL MONEY-MARKET TRUST ONLY.

+ EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE NON-INTERESTED TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS. OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Trust's Statement of Additional Information includes additional information about Trust Trustees and is available free of charge, upon request, for Shareholders by calling toll free: 1-800-637-1700.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends were federally tax-exempt dividends.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 11(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that William J. Montgoris of the Board's review committee, which performs the functions of an audit committee, qualifies as an audit committee financial expert ("ACFE"), as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an ACFE. The designation or identification of a person as an ACFE does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the review committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

                                   2004: $8,181
                                   2003: $7,437

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                   2004: $0
                                   2003: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                   2004: $0
                                   2003: $0

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                   2004: $0
                                   2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) All of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was not applicable.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from June 1, 2003 to May 31, 2004 were $None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")), the President (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The Code of Ethics is attached as EX-99.CODE ETH.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reserve Tax-Exempt Trust

By: /s/
       Bruce Bent II
    -----------------------

Name:   Bruce Bent II

Title: President

Date:  8/9/04

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Bruce Bent II
    -----------------------

Name:  Bruce Bent II

Title:  President

Date:  8/9/04

By: /s/ Arthur Bent III
    ------------------------
Name:   Arthur Bent III

Title: Treasurer

Date:  8/9/04